                              STATE STREET RESEARCH
                               INSTITUTIONAL FUNDS
                                  ANNUAL REPORT


                                January 31, 2002


            One Financial Center - Boston, MA - 02111 - 617 357-1200
             Note: Not to be used for general solicitation purposes.

                              STATE STREET RESEARCH
                                  INSTITUTIONAL
                             CORE FIXED INCOME FUND

                    A BOND FUND INVESTING IN U.S. INVESTMENT
                    GRADE FIXED-INCOME SECURITIES AND SEEKING
                    COMPETITIVE TOTAL RETURNS RELATIVE TO THE
                      LEHMAN BROTHERS AGGREGATE BOND INDEX.


                              STATE STREET RESEARCH
                                  INSTITUTIONAL
                           CORE PLUS FIXED INCOME FUND

                    A BOND FUND INVESTING IN A BROAD SPECTRUM
                   OF FIXED-INCOME SECURITIES, INCLUDING HIGH
                    YIELD AND FOREIGN SECURITIES, AND SEEKING
                    COMPETITIVE TOTAL RETURNS RELATIVE TO THE
                      LEHMAN BROTHERS AGGREGATE BOND INDEX.


                              STATE STREET RESEARCH
                                  INSTITUTIONAL
                              LARGE CAP GROWTH FUND

                       AN EQUITY FUND INVESTING IN GROWTH
                          COMPANIES SEEKING COMPETITIVE
                          TOTAL RETURNS RELATIVE TO THE
                           RUSSELL 1000 GROWTH INDEX.


                              STATE STREET RESEARCH
                                  INSTITUTIONAL
                             LARGE CAP ANALYST FUND

                        AN EQUITY FUND EMPHASIZING STOCK
                      SELECTION WITHIN A DEFINED SECTOR MIX
                             AND SEEKING COMPETITIVE
                          TOTAL RETURNS RELATIVE TO THE
                             RUSSELL 1000(R) INDEX.

STATE STREET RESEARCH INSTITUTIONAL
CORE FIXED INCOME FUND

Management's Discussion of Fund Performance               As of January 31, 2002

It doesn't often happen, but bonds pulled off the unthinkable in 2001 - returns on the Lehman Brothers Aggregate Bond Index beat returns on the S&P 500 for two straight years - by a cumulative margin of 40.9%. And some people have referred to bonds as stodgy... Following 9 years of expansion, the U.S. economy started the year looking as if the expansion might continue but completed the year sliding into recession. The Federal Reserve eased aggressively, starting in the first week of the year and cutting rates 11 times from 6.50% to 1.75%. Despite this effort, the economy was tipped firmly into recession following the attacks on the United States on September 11 and the ensuing contraction in manufacturing and consumer spending. Nonetheless, the markets remained forward looking, and by the end of the year began to reflect expectations that the economy would begin to turn around in 2002, with interest rates rising and spreads on risky sectors narrowing relative to Treasuries. For the entire year, on a risk-adjusted basis, the investment grade credit sector was the best performing sector of the fixed income markets, followed by asset backed securities, commercial mortgage-backed securities, Agencies, Treasuries, mortgage-backed securities and high yield.

Our yield curve and duration posture favored a steeper yield curve and declining interest rates through the first three quarters of the year. Both of these positions contributed favorably to performance as intermediate maturity rates declined significantly in this period as the Fed aggressively cut interest rates in an attempt to avert a U.S. recession. Our conservative posture in the credit sectors in the first half of the year detracted from performance as investment grade credit sectors performed strongly. Our position was validated in the third quarter when the severity of the economic downturn became apparent and both sectors performed poorly. Our conservative stance provided the portfolio with substantial gains relative to the benchmark; we used price weakness to move overweight in the fourth quarter. As our expectation for declining interest rates favored high prepayment rates, we remained cautious on mortgage-backed securities through the year. Our near-neutral stance had little impact on performance. Our overweights in high quality asset- and commercial mortgage-backed securities had a favorable impact through their yield advantage relative to Treasuries.

U.S. economic growth is stabilizing. We expect a saucer-shaped recovery to continue to unfold, helped by significantly lower short-term rates, fiscal measures already enacted and inventory restocking. Economic growth should recover to above trend (2.5%) by the second half of 2002. Fed funds are likely to fall further, to 1.50%, during the first quarter. We have a slightly longer than benchmark duration position and an overweight in intermediate maturities, reflective of the benefit of a steep yield curve. We are evaluating building an overweight in MBS, as well as shifting from 15- to 30-year product. CMBS positions are close to normal overweight positions, although we are mindful of the risks of the real estate cycle. ABS positions are likely to continue to be sold to add exposure in more attractive sectors. Given the bifurcation in the credit market, companies with sound fundamentals will likely generate excess returns while those with credit challenges will be penalized. We expect to remain overweight in the sector, and will emphasize sector rotation and security selection to manage in this environment.

     CHANGE IN VALUE OF $10,000 BASED ON THE LEHMAN BROTHERS AGGREGATE BOND INDEX COMPARED TO CHANGE IN VALUE OF $10,000 INVESTED IN INSTITUTIONAL CORE
                                FIXED INCOME FUND

LINE CHART DATA

                                          VALUE OF ACCOUNT AT YEAR END:
                                             INCEPTION 08/01/1999    1/31/2000   1/31/2001   1/31/2002
                                             -------------------     ---------   ---------   ---------
SSR INSTITUTIONAL FUNDS: CORE FIXED INCOME               $10,000        10,128      11,431      12,313

LEHMAN AGGREGATE BOND INDEX                              $10,000        10,066      11,457      12,323




AVERAGE ANNUAL TOTAL RETURN

1 YEAR        SINCE INCEPTION 8/2/99
------        ----------------------
7.71%         8.65%

 KEEP IN MIND THAT PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE FUND'S SHARE PRICE AND RETURN WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. ALL RETURNS ASSUME REINVESTMENT OF CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS. RETURNS SHOWN REFLECT THE PERFORMANCE OF CLASS IV SHARES. ON DECEMBER 17, 2001, ALL EXISTING CLASSES OF SHARES WERE CONSOLIDATED INTO CLASS IV. RETURNS DO NOT REFLECT THE PERFORMANCE OF ANY OTHER PRIOR SHARE CLASS. THE LEHMAN BROTHERS AGGREGATE BOND INDEX INCLUDES FIXED RATE DEBT SECURITIES RATED INVESTMENT GRADE OR HIGHER. THE INDEX IS UNMANAGED AND DOES NOT TAKE SALES CHARGES INTO CONSIDERATION. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN THE INDEX.

STATE STREET RESEARCH INSTITUTIONAL
CORE PLUS FIXED INCOME FUND

Management's Discussion of Fund Performance               As of January 31, 2002

It doesn't often happen, but bonds pulled off the unthinkable in 2001 - returns on the Lehman Brothers Aggregate Bond Index beat returns on the S&P 500 for two straight years - by a cumulative margin of 40.9%. And some people have referred to bonds as stodgy... Following 9 years of expansion, the U.S. economy started the year looking as if the expansion might continue but completed the year sliding into recession. The Federal Reserve eased aggressively, starting in the first week of the year and cutting rates 11 times from 6.50% to 1.75%. Despite this effort, the economy was tipped firmly into recession following the attacks on the United States on September 11 and the ensuing contraction in manufacturing and consumer spending. Nonetheless, the markets remained forward looking and by the end of the year began to reflect expectations that the economy would begin to turn around in 2002, with interest rates rising and spreads on risky sectors narrowing relative to Treasuries. For the entire year, on a risk-adjusted basis, the investment grade credit sector was the best performing sector of the fixed income markets, followed by asset backed securities, commercial mortgage- backed securities, Agencies, Treasuries, mortgage-backed securities and high yield.

Our yield curve and duration posture favored a steeper yield curve and declining interest rates through the first three quarters of the year. Both of these positions contributed favorably to performance as intermediate maturity rates declined significantly in this period as the Fed aggressively cut interest rates in an attempt to avert a U.S. recession. Our conservative posture in the credit sectors in the first half of the year detracted from performance as both high yield and investment grade credit sectors performed strongly. Our position was validated in the third quarter when the severity of the economic downturn became apparent and both sectors performed poorly. Our conservative stance provided the portfolio with substantial gains relative to the benchmark; we used price weakness to overweight in the fourth quarter. As our expectation for declining interest rates favored high prepayment rates, we remained cautious on mortgage-backed securities through the year. Our near-neutral stance had little impact on performance. Our overweights in high quality asset- and commercial mortgage-backed securities had a favorable impact through their yield advantage relative to Treasuries. The non-U.S. dollar denominated portion of the portfolio detracted from performance as U.S. interest rates rallied significantly relative to non-U.S. rates. Our allocation to U.S. dollar denominated emerging markets debt, which grew to 2.5% in the year, had a very favorable impact on performance.

U.S. economic growth is stabilizing. We expect a saucer-shaped recovery to continue to unfold, helped by significantly lower short-term rates, fiscal measures already enacted and inventory restocking. Economic growth should recover to above trend (2.5%) by the second half of 2002. Fed funds are likely to fall further, to 1.50%, during the first quarter. We have a slightly longer than benchmark duration position and an overweight in intermediate maturities, reflective of the benefit of a steep yield curve. We are evaluating building an overweight in MBS, as well as shifting from 15- to 30-year product. CMBS positions are close to normal overweight positions, although we are mindful of the risks of the real estate cycle. ABS positions are likely to continue to be sold to add exposure in more attractive sectors. Given the bifurcation in the credit market, companies with sound fundamentals will likely generate excess returns while those with credit challenges will be penalized. We expect to remain overweight in the sector, and will emphasize sector rotation and security selection to manage in this environment. We are close to our normal allocation to high yield, but will continue to add as the sector remains very cheap from an historical perspective. We expect non-U.S. markets to perform very well as U.S. growth is expected to improve early in 2002.

     CHANGE IN VALUE OF $10,000 BASED ON THE LEHMAN BROTHERS AGGREGATE BOND INDEX COMPARED TO CHANGE IN VALUE OF $10,000 INVESTED IN INSTITUTIONAL CORE PLUS
                                FIXED INCOME FUND

[CHART]

LINE CHART DATA

                                                 VALUE OF ACCOUNT AT YEAR END:
                                                    INCEPTION 08/01/1999    1/31/2000   1/31/2001   1/31/2002
                                                    -------------------     ---------   ---------   ---------
SSR INSTITUTIONAL FUNDS: CORE FIXED INCOME PLUS              $10,000           10,172      11,487      12,474

LEHMAN AGGREGATE BOND INDEX                                  $10,000           10,066      11,457      12,323


AVERAGE ANNUAL TOTAL RETURN

1 YEAR                  SINCE INCEPTION 8/2/99
------                  ----------------------
7.45%                   8.76%

 KEEP IN MIND THAT PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE FUND'S SHARE PRICE AND RETURN WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. ALL RETURNS ASSUME REINVESTMENT OF CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS. RETURNS SHOWN REFLECT THE PERFORMANCE OF CLASS IV SHARES. ON DECEMBER 17, 2001, ALL EXISTING CLASSES OF SHARES WERE CONSOLIDATED INTO CLASS IV. RETURNS DO NOT REFLECT THE PERFORMANCE OF ANY OTHER PRIOR SHARE CLASS. THE LEHMAN BROTHERS AGGREGATE BOND INDEX INCLUDES FIXED RATE DEBT SECURITIES RATED INVESTMENT GRADE OR HIGHER. THE INDEX IS UNMANAGED AND DOES NOT TAKE SALES CHARGES INTO CONSIDERATION. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN THE INDEX.

STATE STREET RESEARCH INSTITUTIONAL
LARGE CAP GROWTH FUND

Management's Discussion of Fund Performance               As of January 31, 2002

After posting negative returns for the first time in a decade in 2000, U.S. equity markets started 2001 on an upbeat note: the Fed cut interest rates, and the market rallied in January. As the year unfolded, however, fundamentals deteriorated dramatically: the U.S. suffered its first recession in a decade and profits fell sharply as the rate of U.S. GDP growth shrank from 8% in the second quarter of 2000 to -1.3% in the third quarter of 2001 and annual global PC sales declined sequentially for the first time ever. Despite eleven Fed Funds rate cuts which brought the target rate down from 6.5% to 1.75%, the S&P 500 suffered its second consecutive year of negative returns, the first time that has occurred since 1973-74. The bear market ended in a sharp sell-off after September 11, with the market then rising strongly from its lows through year-end. For the year, Small Cap was clearly favored over Large Cap and Value was clearly favored over Growth. The Russell 2000 Value Index returned 12.43%, while the Russell 1000 Growth Index returned -26.88%, for the year ended
January 31, 2002.

The Institutional Large Cap Growth Fund trailed the benchmark at year-end, due primarily to stock selection in Technology and Producer Durables. A pro-cyclical posture also had a negactive impact in a slowing economy. The Fund was helped by stock selection in the Consumer Staples, Health Care, Other Energy, Utilities and Conglomerates sectors.

Signs of an economic recovery are appearing: inventory liquidation appears to be overdone, we are beginning to see consumer confidence improve, and some leading indicators are picking up. However, it is not clear what form the ultimate recovery will take. There is an absence of pent up consumer demand and excess industrial capacity. Thus, there is no clear end market driver of demand which will likely emerge as a leader. It is likely instead that the overall economy will lift, rather than being concentrated in certain sectors.

We expect mixed economic data in the near term. Offsetting likely cautious consumer behavior will be industrial spending, which should improve as inventories are replenished. Our aggregate profit outlook at this juncture is thus for acceleration during the second half of this year.

We therefore continue to pursue a barbell strategy, which combines cyclical growth companies (e.g. media, retail, semi-conductors, and property/casualty insurers) whose fundamentals will likely improve, with growth companies exhibiting strong current fundamental strength (e.g. Consumer Staples and pharmaceuticals). This barbell approach should allow clients to benefit from an economic recovery and focus the portfolio on names where we have high conviction for longer-term growth.

We continue to seek companies which are excelling amidst a challenging demand environment and low pricing flexibility. We also continue to shift towards companies which may get an operating leverage boost in earnings or cash flow because of improving economic conditions.

Portfolio trading in the fourth quarter, especially in October, was generally characterized by moving to a more aggressive, cyclically sensitive posture.

   [CHART OF CHANGE IN VALUE OF $10,000 BASED ON THE RUSSELL 1000 COMPARED TO CHANGE IN VALUE OF $10,000 INVESTED IN INSTITUTIONAL LARGE CAP GROWTH FUND]

LINE CHART DATA

                                                 VALUE OF ACCOUNT AT YEAR END:
                                                    INCEPTION 08/01/1999    1/31/2000   1/31/2001   1/31/2002
                                                    -------------------     ---------   ---------   ---------
SSR INSTITUTIONAL FUNDS: LARGE CAP GROWTH                      $10,000         12,330      11,108      7,566

RUSSELL 1000 GROWTH INDEX                                      $10,000         11,868      10,327      7,551



AVERAGE ANNUAL TOTAL RETURN

 1 YEAR         SINCE INCEPTION 8/2/99
 ------         ----------------------
-31.89%         -10.53%

 KEEP IN MIND THAT PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE FUND'S SHARE PRICE AND RETURN WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. ALL RETURNS ASSUME REINVESTMENT OF CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS. RETURNS SHOWN REFLECT THE PERFORMANCE OF CLASS III SHARES. ON DECEMBER 17, 2001, ALL OTHER EXISTING SHARE CLASSES WERE CONSOLIDATED INTO CLASS III. RETURNS DO NOT REFLECT THE PERFORMANCE OF ANY OTHER PRIOR SHARE CLASS. THE RUSSELL 1000 GROWTH INDEX CONTAINS ONLY THOSE STOCKS WITHIN THE COMPLETE RUSSELL 1000 INDEX (LARGE COMPANY INDEX) THAT SHOW ABOVE AVERAGE GROWTH. THE INDEX IS UNMANAGED AND DOES NOT TAKE SALES CHARGES INTO CONSIDERATION. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN THE INDEX.

STATE STREET RESEARCH INSTITUTIONAL
CORE FIXED INCOME FUND

Investment Portfolio                                            January 31, 2002

-----------------------------------------------------------------------------------------
                                                     PRINCIPAL    MATURITY      VALUE
                                                      AMOUNT        DATE       (NOTE 1)
-----------------------------------------------------------------------------------------
FIXED INCOME SECURITIES 98.4%
U.S. TREASURY 7.6%
U.S. Treasury Bond, 5.25%                           $   300,000  11/15/2028  $    283,686
U.S. Treasury Bond, 6.13%                               250,000   8/15/2029       267,383
U.S. Treasury Bond, 11.25%                               50,000   2/15/2015        77,008
U.S. Treasury Bond, 10.63%                              100,000   8/15/2015       148,953
U.S. Treasury Bond, 9.25%                               475,000   2/15/2016       646,447
U.S. Treasury Bond, 8.88%*                              775,000   2/15/2019     1,047,095
U.S. Treasury Bond, 8.13%                               475,000   8/15/2021       611,045
U.S. Treasury Bond, 6.75%                               550,000   8/15/2026       626,654
U.S. Treasury Bond, 6.25%                                25,000   5/15/2030        27,289
U.S. Treasury Note, 7.00%                             1,175,000   7/15/2006     1,299,290
U.S. Treasury Note, 5.00%                               175,000   2/15/2011       174,670
                                                                             ------------
                                                                                5,209,520
                                                                             ------------

U.S. AGENCY MORTGAGE 40.0%
Federal Home Loan Mortgage Corp., 9.00%                  14,329  12/01/2009        15,333
Federal National Mortgage Association, 8.00%             16,145   4/01/2008        17,176
Federal National Mortgage Association, 7.75%             19,446   5/01/2008        20,470
Federal National Mortgage Association, 8.00%             14,059   6/01/2008        14,851
Federal National Mortgage Association, 8.25%              9,457   7/01/2008        10,005
Federal National Mortgage Association, 8.50%             33,298   2/01/2009        35,618
Federal National Mortgage Association, 7.13%            575,000   6/15/2010       634,116
Federal National Mortgage Association, 6.25%            400,000   2/01/2011       409,064
Federal National Mortgage Association, 6.50%            706,041  12/01/2014       726,339
Federal National Mortgage Association, 7.00%             32,223  10/01/2015        33,327
Federal National Mortgage Association, 6.50%            175,608   6/01/2016       179,833
Federal National Mortgage Association, 6.50%            493,946   7/01/2016       505,830
Federal National Mortgage Association TBA, 7.00%      2,100,000   2/19/2017     2,178,099
Federal National Mortgage Association TBA, 6.50%        775,000   2/19/2017       793,647
Federal National Mortgage Association TBA, 6.00%      1,550,000   2/19/2017     1,560,168
Federal National Mortgage Association, 6.50%            179,472   9/01/2028       180,930
Federal National Mortgage Association, 6.50%            425,883  10/01/2028       429,341
Federal National Mortgage Association, 6.50%            283,531  12/01/2028       285,833
Federal National Mortgage Association, 6.00%            362,984  12/01/2028       358,671
Federal National Mortgage Association, 6.50%            104,457   3/01/2029       105,305
Federal National Mortgage Association, 6.50%            392,416   5/01/2029       395,480
Federal National Mortgage Association, 7.50%            206,552   7/01/2029       215,653
Federal National Mortgage Association, 6.50%            295,180   7/01/2029       297,485
Federal National Mortgage Association, 7.00%            205,348   8/01/2029       210,225
Federal National Mortgage Association, 6.50%            181,089   8/01/2029       182,503
Federal National Mortgage Association, 7.00%            733,963  12/01/2029       751,395
Federal National Mortgage Association, 7.13%            350,000   1/15/2030       389,155
Federal National Mortgage Association, 7.00%            285,842   2/01/2030       292,808
Federal National Mortgage Association, 7.25%            900,000   5/15/2030     1,015,875
Federal National Mortgage Association, 6.50%            719,457   5/01/2031       723,724
Federal National Mortgage Association, 6.50%            458,139   7/01/2031       460,856
Federal National Mortgage Association TBA, 7.00%        350,000   2/13/2032       358,313
Federal National Mortgage Association TBA, 6.50%      1,250,000   2/13/2032     1,257,425
Federal National Mortgage Association TBA, 6.00%        950,000   2/13/2032       934,563
Federal National Mortgage Association TBA, 6.50%      3,600,000   3/13/2032     3,605,625
Federal National Mortgage Association TBA, 6.00%      1,850,000   3/13/2032     1,814,156
Government National Mortgage Association, 6.50%          19,632   9/15/2008        20,337
Government National Mortgage Association, 6.50%          44,330   2/15/2009        45,923
Government National Mortgage Association, 7.50%          49,406   6/15/2009        52,169
Government National Mortgage Association, 6.50%          95,874   7/15/2009        99,319
Government National Mortgage Association, 7.50%          43,257  12/15/2009        45,676

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                        4

-----------------------------------------------------------------------------------------
                                                     PRINCIPAL    MATURITY      VALUE
                                                      AMOUNT        DATE       (NOTE 1)
-----------------------------------------------------------------------------------------
Government National Mortgage Association, 7.50%     $   386,167  12/15/2014  $    407,646
Government National Mortgage Association, 7.00%         100,968   1/15/2025       104,407
Government National Mortgage Association, 7.00%         211,517   6/15/2028       217,729
Government National Mortgage Association, 7.00%         102,176   8/15/2028       105,177
Government National Mortgage Association, 7.00%         181,731  11/15/2028       187,068
Government National Mortgage Association, 6.50%         570,740  11/15/2028       577,789
Government National Mortgage Association, 7.50%         439,105  12/15/2028       461,886
Government National Mortgage Association, 7.00%         307,791   4/15/2029       316,446
Government National Mortgage Association, 7.00%          70,710   6/15/2029        72,699
Government National Mortgage Association, 7.50%          59,681  10/15/2029        62,292
Government National Mortgage Association, 7.50%         276,030  11/15/2029       288,106
Government National Mortgage Association, 7.00%         258,697   6/15/2031       265,891
Government National Mortgage Association, 7.50%         372,106   7/15/2031       388,151
Government National Mortgage Association, 7.00%          96,822   8/15/2031        99,514
Government National Mortgage Association, 6.50%         548,310   8/15/2031       553,278
Government National Mortgage Association, 7.00%       1,825,826  10/15/2031     1,876,602
                                                                             ------------
                                                                               27,647,302
                                                                             ------------
CANADIAN-YANKEE 0.6%
Province of Quebec, 5.50%                               175,000   4/11/2006       178,393
Province of Quebec, 7.50%                               225,000   9/15/2029       255,580
                                                                             ------------
                                                                                  433,973
                                                                             ------------

FOREIGN GOVERNMENT 1.0%
Republic of Poland, 6.00%++                             346,500  10/27/2014       344,802
Republic of South Africa, 9.13%                          50,000   5/19/2009        54,500
United Mexican States, 9.75%                             50,000   4/06/2005        56,175
United Mexican States, 9.88%                            175,000   2/01/2010       195,563
United Mexican States, 11.50%                            25,000   5/15/2026        32,125
                                                                             ------------
                                                                                  683,165
                                                                             ------------
FINANCE/MORTGAGE 27.5%
American Express Master Trust 2000 Cl.A, 7.20%      $   275,000   9/17/2007  $    296,483
Associates Corp. of
 North America Global Note, 5.80%                       100,000   4/20/2004       103,824
Bank America Corp. Sub. Note, 7.40%                     175,000   1/15/2011       187,988
Bear Stearns Commercial Mortgage
 Securities Inc. 1999-WF2 Cl. A1, 6.80%                 457,380   9/15/2008       480,678
Bear Stearns Commercial Mortgage
 Securities Inc. 2000-WF2 Cl.A1, 7.11%                  138,186  10/15/2032       146,588
Bear Stearns Commercial Mortgage
 Securities Inc. 2001 Cl. A, 6.08%                       73,422   2/15/2035        74,982
Caterpillar Financial Asset Trust
 Note Cl. A3, 4.85%                                     225,000   4/25/2007       227,461
Chase Commercial Mortgage
 Securities Corp. 1998-2 Cl. A1, 6.03%                  117,524  11/18/2030       121,133
Chase Commercial Mortgage
 Securities  Corp.1998-2 Cl. A2, 6.39%                  175,000  11/18/2030       179,330
Citibank Credit Card Issuance Trust Note, 6.65%         375,000   5/15/2008       386,130
Citibank Credit Card Issuance Trust
 Note 2000-1 Cl. C1, 7.45%                               75,000   9/15/2007        79,242
Citibank Credit Card Issuance Trust
 Note 2001 Cl. B1, 4.64%                                 75,000   1/15/2002        74,768
Citibank Credit Card Issuance Trust
 Note 2000-1 Cl. B1, 7.05%                              125,000   9/17/2007       131,835
Citibank Credit Card Issuance Trust
 Note 2001Cl. B2, 2.50%++                               200,000  12/10/2008       200,000
Countrywide Home Loan Inc. Note, 7.26%                  325,000   5/10/2004       344,656
Countrywide Home Loan Inc. Note, 6.25%                   25,000   4/15/2009        24,779
Credit Suisse FirstBoston USA Inc. Global
 Note, 5.88%                                            125,000   8/01/2006       127,522
Detroit Edison Securitization Bond
 2001-1 Cl. A, 6.42%                                    125,000   3/01/2015       125,623

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                        5

-----------------------------------------------------------------------------------------
                                                     PRINCIPAL     MATURITY     VALUE
                                                      AMOUNT        DATE       (NOTE 1)
-----------------------------------------------------------------------------------------
Detroit Edison Securitization Bond
 2001-1 Cl. A3, 5.88%                               $   275,000   3/01/2010  $    282,661
Distribution Financial Service
 Trust 2001-1 Cl. A4, 5.67%                             350,000   1/17/2017       347,156
DLJ Commercial  Mortgage Corp.
 1998-CG1 Cl. A, 6.11%                                   83,493   6/10/2031        86,543
DLJ Commercial Mortgage Corp.
 1998-CF2 Cl. A1A, 5.88%                                113,134  11/12/2031       116,239
DLJ Commercial Mortgage Corp.
 1999-CG1 Cl.A1B, 6.46%                                 100,000   3/10/2032       103,450
DLJ Commercial Mortgage Corp.
 2000-CKP1 Cl. A3, 7.50%                                 25,000   9/10/2010        26,514
EOP Operating LP Note, 6.50%                            275,000   6/15/2004       284,177
ERAC USA Finance Co. Note, 6.63%+                       150,000   2/15/2005       151,434
ERAC USA Finance Co. Note, 8.25%+                       175,000   5/01/2005       184,975
First Union Lehman Brothers
 Bank 1997-C2 Cl. C2, 7.02%                             100,000   9/18/2012       103,719
First Union Lehman Brothers
 Bank 1998-C2 Cl. A2, 6.56%                             175,000  11/18/2035       182,711
First Union Lehman Brothers
 Bank 1998-C2 Cl. A1, 6.28%                             639,387  11/18/2035       664,163
Fleet Mortgage Group Inc. Note, 7.06%                   100,000   7/26/2002       102,133
Ford Credit Auto Owner Trust 2002-A  Cl. B, 4.79%       350,000  11/15/2006       346,500
Ford Motor Credit Co. Note, 6.88%                       800,000   2/01/2006       800,152
GE Global Insurance Holding Corp. Note, 7.00%            50,000   2/15/2026        52,182
General Electric Capital Corp. Note, 6.88%               50,000  11/15/2010        53,664
General Motors Acceptance Corp. Note, 8.00%             275,000  11/01/2031       283,929
Goldman Sachs Group Inc. Note, 7.63%                     50,000   8/17/2005        53,752
Goldman Sachs Group LP Note, 6.63%+                     125,000  12/01/2004       131,380
Goldman Sachs Mortgage Securities Corp.
 2001 Cl. A1, 6.22%+                                    100,000   5/03/2010       102,836
Household Finance Corp. Note, 5.75%                     575,000   1/30/2007       561,896
International Lease Finance Corp. Note, 5.65%           150,000   8/15/2006       149,580
J.P. Morgan Chase & Co. Note, 6.75%                     325,000   2/01/2011       331,945
J.P. Morgan Commercial Mortgage Finance Corp.
 1999 Cl. A2, 6.51%                                     350,000  10/15/2035       362,250
J.P. Morgan Commercial Mortgage Finance Corp.
 1997  Cl. C5, 7.24%                                     75,000   9/15/2029        78,656
J.P. Morgan Commercial Mortgage Finance Corp.
 1999  Cl. B, 6.66%                                     400,000  10/15/2035       412,876
John Hancock Global Funding II Note, 7.90%+             300,000   7/02/2010       334,569
LA County California Series D, MBIA Insured, 6.73%      250,000   6/30/2004       265,265
LB-UBS Commercial Mortgage Trust
 2001-C7 Cl.A1, 6.16%+                                   96,908   7/14/2016        97,969
LB-UBS Commercial Mortgage Trust Series
 2001-WM Cl.A4, 5.93%                                   500,000   4/11/2011       498,300
Lehman Brothers Commercial Conduit Mortgage
 Trust 1998-C4 Cl.A1, 6.21%                             425,000  10/15/2035       434,180
MBNA Credit Card Master Trust  2001 Cl. C3, 6.55%       225,000  12/15/2008       229,288
MBNA Credit Card Master Trust Note
 2001 Cl. C5, 3.04%++                                   125,000   6/15/2009       125,000
MBNA Master Credit Card Trust Note
 2000-1 Cl. A, 6.90%                                    400,000   1/15/2008       427,000
MBNA Master Credit Card Trust Note
 1999-J Cl. A, 7.00%                                    700,000   2/15/2012       748,559
MBNA Master Credit Card Trust Note
 Series 2000-E Cl. A, 7.80%                             125,000  10/15/2012       141,406
Merrill Lynch & Co. Inc. Note, 5.35%                    350,000   6/15/2004       359,723
Morgan Stanley Capital Inc. 1999-WF1 Cl. A2, 6.21%      475,000  11/15/2031       486,053
Morgan Stanley Dean Witter 2001 Cl. A4, 6.66%           125,000   2/15/2033       129,232
Morgan Stanley Dean Witter Capital
 2001  Cl. A3, 6.46%                                    275,000   2/15/2033       284,969

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                        6

-----------------------------------------------------------------------------------------
                                                     PRINCIPAL     MATURITY     VALUE
                                                      AMOUNT         DATE      (NOTE 1)
-----------------------------------------------------------------------------------------
Morgan Stanley Group Inc. Global Note, 6.10%        $   200,000   4/15/2006  $    208,426
NationsLink Funding Corp. 1998  Cl. A1, 6.00%            58,908   8/20/2030        60,605
NationsLink Funding Corp. 1998-2 Cl.B, 6.80%            250,000   7/20/2008       260,391
NationsLink Funding Corp. 1999-2 Cl. D, 7.57%           175,000   6/20/2031       179,539
New Jersey Economic Development Authority
 Series A, MBIA Insured, 7.43%                          275,000   2/15/2029       308,924
Peco Energy Transport Trust 1999-A Cl. A7, 6.13%        225,000   3/01/2009       230,231
Prime Credit Card Master Trust 1995-1A, 6.75%           100,000  11/15/2005       102,281
Prudential Home Mortgage Security 1994-15
 Cl. A7, 6.80%                                            3,309   5/25/2024         3,304
PSE&G Transition Funding LLC 2001-1
 Transition Bond Cl. A 5, 6.45%                         525,000   3/15/2013       542,719
Residential Asset Security Corp.
 2001-KS2 Cl. A I 3, 5.75%                              125,000   8/25/2005       127,617
Residential Asset Security Corp.
 2002-KS1 Cl. A3, 4.99%                                 525,000   2/25/2027       523,194
Salomon Brothers Commercial Mortgage Trust
 2001-C1 Cl. A2, 6.23%                                  350,000  12/18/2035       357,329
Salomon Brothers Mortgage Securities
 VII Inc. 2001-MMA  A2, 6.13%+                          175,000   2/18/2034       178,290
Simon Property Group LP Global  Note, 7.38%             225,000   1/20/2006       232,405
Spieker Properties LP Note, 8.00%                        75,000   7/19/2005        80,423
Suntrust Banks Inc. Note, 6.38%                         350,000   4/01/2011       355,880
U.S. Bank N.A. Global Note, 6.38%                       375,000   8/01/2011       378,821
Washington Mutual Inc. Note, 5.63%                      300,000   1/15/2007       299,529
Wells Fargo & Co. Sr. Global Note, 7.25%                325,000   8/24/2005       351,221
                                                                             ------------
                                                                               19,013,137
                                                                             ------------
CORPORATE 21.7%
Alcoa Inc. Global Bond, 6.00%                           200,000   1/15/2012       198,208
American Electric Power Inc. Global Note, 6.13%         175,000   5/15/2006       175,998
AOL Time Warner Inc. Note, 6.13%                        325,000   4/15/2006       330,073
AT&T Corp. Sr. Note, 8.00%+                              50,000  11/15/2031        52,867
AT&T Corp. Note, 6.50%                                  250,000   3/15/2029       219,505
AT&T Wireless Services Inc. Sr. Note, 8.75%             175,000   3/01/2031       192,175
Atlantic Richfield Co. Note, 5.90%                       75,000   4/15/2009        75,380
BAE Systems Holding Co. Note, 6.40%+                    175,000  12/15/2011       173,339
Bombardier Capital Inc. Note, 7.30%+                    150,000  12/15/2002       155,034
Bombardier Capital Inc. Note, 6.13%+                    150,000   6/29/2006       151,751
British Telecommunications PLC Note, 8.75%              225,000  12/15/2030       264,791
Canadian National Railways Co. Note, 6.38%               50,000  10/15/2011        50,433
Cargill Inc. Note, 6.25%+                                75,000   5/01/2006        77,588
Clear Channel Communications Inc. Sr. Note, 7.25%       250,000   9/15/2003       260,060
Clear Channel Communications Inc. Sr. Note, 7.88%        75,000   6/15/2005        79,055
Coca-Cola Enterprises Inc. Deb., 6.95%                   50,000  11/15/2026        52,246
Coca-Cola Enterprises Inc. Deb., 6.75%                  125,000   9/15/2028       127,753
Comcast Cable Communications Corp. Note, 6.38%          150,000   1/30/2006       154,064
Comcast Cable Communications Corp. Note, 6.75%           75,000   1/30/2011        75,344
Conagra Inc. Note, 7.50%                                350,000   9/15/2005       372,508
Conoco Funding Co. Note, 5.45%                          350,000  10/15/2006       353,370
Cox Communications Inc. Note, 7.75%                     100,000   8/15/2006       107,793
Daimler Chrysler Holdings Corp. Note, 8.50%             100,000   1/18/2031       109,790
Deutsche Telekom International Finance
 BV Global Note, 7.75%                                  250,000   6/15/2005       268,297
Dominion Resources Inc. Note, 7.40%                     150,000   9/16/2002       153,753
Dominion Resources  Inc. Sr. Note, 8.13%                 75,000   6/15/2010        83,519
Dover Corp. Note, 6.50%                                 275,000   2/15/2011       282,909
Duke Energy Co. Note, 7.13%                              75,000   9/03/2002        76,779
Duke Energy Co. Sr.  Note, 7.38%                        125,000   3/01/2010       134,778

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                        7

-----------------------------------------------------------------------------------------
                                                     PRINCIPAL     MATURITY     VALUE
                                                      AMOUNT         DATE      (NOTE 1)
-----------------------------------------------------------------------------------------
Electronic Data Systems Corp. Note, 6.85%           $   100,000  10/15/2004  $    105,785
Electronic Data Systems Corp. Note, 7.13%                75,000  10/15/2009        79,274
Electronic Data Systems Corp. Note, 7.45%                75,000  10/15/2029        78,300
Exelon Corp. Sr. Note, 6.75%                            125,000   5/01/2011       127,729
Federated Department Stores Inc. Sr. Note, 8.13%        175,000  10/15/2002       180,597
First Data Corp. Note Cl. C, 4.70%                      350,000  11/01/2006       340,970
Ford Motor Co. Global Note, 7.45%                       225,000   7/16/2031       210,238
France Telecom SA Note, 7.20%+                          325,000   3/01/2006       341,445
GTE Corp. Deb., 6.94%                                   200,000   4/15/2028       203,278
IBM Corp. Sr. Note, 4.88%                               200,000  10/01/2006       199,212
Indiana Michigan Power Co. Note, 6.13%                  100,000  12/15/2006       100,015
International Paper Co. Note, 8.00%                      50,000   7/08/2003        52,568
International Paper Co. Note, 6.75%                     200,000   9/01/2011       201,230
Kellogg Co. Note Series B, 5.50%                        175,000   4/01/2003       179,088
Kellogg Co. Note Series B, 6.00%                        150,000   4/01/2006       153,864
Keyspan Corp. Note, 6.15%                               175,000   6/01/2006       179,517
Keyspan Gas East Corp. Note, 7.88%                      125,000   2/01/2010       137,448
Kroger Co. Note, 8.05%                                   75,000   2/01/2010        82,739
Kroger Co. Sr. Note Series B, 7.25%                     225,000   6/01/2009       240,296
Lockheed Martin Corp. Deb., 8.50%                       100,000  12/01/2029       119,768
McDonalds Corp. Note, 6.00%                              50,000   4/15/2011        50,237
New York State Power Authority Series D,
 MBIA Insured, 6.24%                                    100,000   2/15/2002       100,149
News America Holdings  Inc. Sr. Note, 8.63%             325,000   2/01/2003       339,027
Norfolk Southern  Corp. Note, 7.35%                     175,000   5/15/2007       187,754
Norfolk Southern Corp. Sr. Note, 3.05%                  250,000   1/07/2002       249,900
Ohio Power Co. Sr. Note, 6.75%                           50,000   7/01/2004        51,963
Progress Energy Inc. Sr. Note, 7.10%                    325,000   3/01/2011       342,027
Qwest Capital Funding  Inc.  Note, 7.75%                200,000   8/15/2006       204,806
Qwest Capital Funding  Inc.  Note, 7.00%                150,000   8/03/2009       144,669
Safeway Inc. Note, 7.00%                                125,000   9/15/2002       128,273
Safeway Inc. Note, 6.15%                                 50,000   3/01/2006        51,865
SBC Communications Inc. Note, 5.75%                     325,000   5/02/2006       333,323
Southern Co. Capital  Funding Inc.
 Sr. Note Series A, 5.30%                               175,000   2/01/2007       173,875
Sprint Capital Corp. Note, 6.00%                        475,000   1/15/2007       467,794
Telecom De Puerto Rico Inc. Sr. Note, 6.65%             175,000   5/15/2006       176,794
Telus Corp. Note, 7.50%                                 150,000   6/01/2007       157,325
Telus Corp. Note, 8.00%                                 175,000   6/01/2011       186,181
Tenet Healthcare Corp. Sr. Note, 5.38%                  350,000  11/15/2006       344,624
Tyco International Group SA Note, 6.25%                 125,000   6/15/2003       122,353
Tyco International Group SA  Note, 6.38%                325,000   2/15/2006       311,191
Tyco International Group SA Sr. Note, 6.38%              75,000  10/15/2011        69,392
Tyson Foods Inc. Note, 6.63%+                           350,000  10/01/2004       360,486
Unilever Capital Corp. Global Note, 6.88%               150,000  11/01/2005       159,789
Unilever Capital Global Note, 7.13%                      75,000  11/01/2010        81,083
Union Pacific Corp. Deb., 6.63%                         200,000   2/01/2029       191,228
United Technologies Corp. Note, 7.13%                   175,000  11/15/2010       189,040
United Technologies Corp. Note, 6.70%                   125,000   8/01/2028       127,725
Vodafone AirTouch PLC Note, 7.75%                       100,000   2/15/2010       109,942
Wal-Mart Stores, Inc. Note, 7.55%                       350,000   2/15/2030       405,688
Walt Disney Co. Note, 3.90%                             350,000   9/15/2003       349,968
Weyerhaeuser Co. Note, 6.00%                            200,000   8/01/2006       201,568
World Common Inc. Sr. Note, 7.55%                       125,000   4/01/2004       128,086
Worldcom Inc. Note, 7.88%                               150,000   5/15/2003       154,760
Worldcom Inc. Note, 6.50%                                75,000   5/15/2004        75,303
Worldcom Inc. Note, 7.50%                               125,000   5/15/2011       122,285
                                                                             ------------
                                                                               14,972,994
                                                                             ------------
TOTAL FIXED INCOME SECURITIES
 (COST $67,411,956)                                                            67,960,091
                                                                             ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                        8

-----------------------------------------------------------------------------------------
                                                     PRINCIPAL     MATURITY     VALUE
                                                      AMOUNT         DATE      (NOTE 1)
-----------------------------------------------------------------------------------------
COMMERCIAL PAPER 18.7%
American Express Credit Corp., 1.77%                $ 2,000,000   2/06/2002  $  1,999,508
General Electric Capital Corp., 1.75%                 1,400,000   2/19/2002     1,398,775
Goldman Sachs Group LP, 1.75%                         2,600,000   2/13/2002     2,598,483
Household Finance Corp., 1.71%                        1,406,000   2/01/2002     1,406,000
J.P. Morgan Chase & Co., 1.65%                        1,000,000   2/19/2002       999,175
Verizon Network Funding Inc., 1.73%                   2,530,000   2/12/2002     2,528,663
Wells Fargo Financial  Inc., 1.70%                    2,000,000   2/13/2002     1,998,867
                                                                             ------------
TOTAL COMMERCIAL PAPER (COST $12,929,471)                                      12,929,471
                                                                             ------------
TOTAL INVESTMENTS (COST $80,341,427) - 117.1%                                  80,889,562
OTHER ASSETS, LESS LIABILITIES - (17.1%)                                      (11,783,405)
                                                                             ------------
NET ASSETS - 100.0%                                                          $ 69,106,157
                                                                             ============

FEDERAL INCOME TAX INFORMATION:
At January 31, 2002, the net unrealized appreciation of investments based on cost for Federal income tax purposes of $80,391,643 was as follows:
Aggregate gross unrealized appreciation for all investments in which
 there is an excess of value over tax cost                                   $    694,864
Aggregate gross unrealized depreciation for all investments in which
 there is an excess of tax cost over value                                       (196,945)
                                                                             ------------
                                                                             $    497,919
                                                                             ============

--------------------------------------------------------------------------------

TBA Represents "TBA" (to be announced) purchase commitment to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized.

*A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at January 31, 2002.

+Security restricted in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such securities among certain qualified institutional buyers. The total cost and market value of Rule 144A securities owned at January 31, 2002 were $2,479,308 and $2,493,963 (3.61% of net assets), respectively.

++Interest rates on these floating-rate bonds will reset annually or biannually based on the six month London Interbank Offered Rate (LIBOR) plus .8125%.

Futures contracts open at January 31, 2002, are as follows:

                                                                                  UNREALIZED APPRECIATION
                  TYPE                     NOTIONAL AMOUNT     EXPIRATION MONTH       (DEPRECIATION)
     ----------------------------------------------------------------------------------------------------
      2 Year U.S. Treasury Notes Long       $  4,400,000          March, 2002             $ 14,377
      5 Year U.S. Treasury Notes Short      $   (900,000)         March, 2002                2,231
     10 Year U.S. Treasury Notes Short      $ (1,100,000)         March, 2002               (4,452)
     20 Year U.S. Treasury Bonds Long       $    500,000          March, 2002                  (72)
                                                                                          --------
                                                                                          $ 12,084
                                                                                          ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATE STREET RESEARCH INSTITUTIONAL
CORE PLUS FIXED INCOME FUND

Investment Portfolio                                            January 31, 2002

-----------------------------------------------------------------------------------------
                                                     PRINCIPAL     MATURITY     VALUE
                                                      AMOUNT         DATE      (NOTE 1)
-----------------------------------------------------------------------------------------
FIXED INCOME SECURITIES 97.6%
U.S. TREASURY 1.4%
U.S. Treasury Bond, 10.63%                          $   450,000   8/15/2015  $    670,289
U.S. Treasury Bond, 8.88%*                               75,000   2/15/2019       101,332
U.S. Treasury  Bond, 6.13%                              150,000   8/15/2029       160,430
U.S. Treasury  STRIPS, 0.00%                             50,000   2/15/2021        16,133
                                                                             ------------
                                                                                  948,184
                                                                             ------------
U.S. AGENCY MORTGAGE 43.5%
Federal Home Loan Mortgage Corp., 7.00%                 106,480   5/01/2031       109,107
Federal National Mortgage Association, 6.00%          2,200,000  12/15/2005     2,314,818
Federal National Mortgage Association, 6.50%            170,809  12/01/2014       175,720
Federal National Mortgage Association, 7.00%            466,532   3/01/2016       483,877
Federal National Mortgage Association, 6.00%            802,094   5/01/2016       807,356
Federal National Mortgage Association, 6.50%             43,902   6/01/2016        44,958
Federal National Mortgage Association, 6.50%            464,812  10/01/2016       475,995
Federal National Mortgage Association TBA, 7.00%      1,400,000   2/19/2017     1,452,066
Federal National Mortgage Association TBA, 6.50%      1,825,000   2/19/2017     1,868,910
Federal National Mortgage Association TBA, 6.00%      1,300,000   2/19/2017     1,308,528
Federal National Mortgage Association, 6.50%             78,772  12/01/2028        79,411
Federal National Mortgage Association, 6.50%            299,436   5/01/2029       301,775
Federal National Mortgage Association, 6.50%            278,919   8/01/2029       281,097
Federal National Mortgage Association, 7.25%          1,825,000   5/15/2030     2,059,969
Federal National Mortgage Association, 7.50%            125,115   6/01/2031       129,845
Federal National Mortgage Association, 6.50%          1,946,386   6/01/2031     1,957,928
Federal National Mortgage Association, 7.00%          1,298,459  10/01/2031     1,329,298
Federal National Mortgage Association, 7.00%            374,745  12/01/2031       383,645
Federal National Mortgage Association, 6.50%            674,347  12/01/2031       678,346
Federal National Mortgage Association TBA, 7.00%      1,300,000   2/13/2032     1,330,875
Federal National Mortgage Association TBA, 6.50%      1,400,000   2/13/2032     1,408,316
Federal National Mortgage Association TBA, 6.00%      1,475,000   2/13/2032     1,451,031
Federal National Mortgage Association TBA, 6.50%      3,750,000   3/13/2032     3,755,859
Federal National Mortgage Association TBA, 6.00%      1,525,000   3/13/2032     1,495,453
Government National Mortgage Association, 7.00%         219,963   5/15/2027       227,112
Government National Mortgage Association, 7.00%         155,241   3/15/2028       159,801
Government National Mortgage Association, 7.00%         155,112   6/15/2028       159,668
Government National Mortgage Association, 7.50%         291,365  11/15/2029       304,112
Government National Mortgage Association, 7.50%         310,602   6/15/2031       323,995
Government National Mortgage Association, 7.00%          72,616   8/15/2031        74,636
Government National Mortgage Association, 7.00%         438,198  10/15/2031       450,385
Government National Mortgage Association TBA, 7.50%     625,000   2/21/2032       651,957
                                                                             ------------
                                                                               28,035,849
                                                                             ------------
CANADIAN-YANKEE 0.6%
Province of Quebec, 7.50%                               200,000   9/15/2029       227,182
Province of Quebec Global Note, 5.50%                   150,000   4/11/2006       152,909
                                                                             ------------
                                                                                  380,091
                                                                             ------------
FOREIGN GOVERNMENT 7.4%
                                                           Euro
Republic of Germany, 5.25%                              350,000   1/04/2011       307,913
Republic of Greece, 8.80%                               861,408   6/19/2007       874,852

                                             New Zealand Dollar
Government of New Zealand, 8.00%                      1,850,000  11/15/2006       823,199
Government of New Zealand, 7.00%                      1,300,000   7/15/2009       556,440
Republic of Brazil, 8.00%                           $   430,994   4/15/2014       332,425
Republic of Bulgaria, 2.81%++                           171,476   7/29/2002       147,470
Republic of Panama, 4.75%++                             277,777   7/17/2002       255,555
Republic of Peru, 4.50%++                               250,000   3/07/2003       197,500
Republic of Philippines, 9.38%                          175,000   1/18/2017       173,829
Republic of Poland, 6.00%++                             321,750  10/27/2014       320,173

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       10

-----------------------------------------------------------------------------------------
                                                     PRINCIPAL     MATURITY     VALUE
                                                      AMOUNT        DATE       (NOTE 1)
-----------------------------------------------------------------------------------------
Republic of South Africa, 9.13%                     $    25,000   5/19/2009  $     27,250
Russian Federation, 8.25%                               275,000   3/31/2010       251,075
United Mexican States, 9.75%                             75,000   4/06/2005        84,263
United Mexican States, 9.88%                            325,000   2/01/2010       363,187
United Mexican  States, 11.50%                           50,000   5/15/2026        64,250
                                                                             ------------
                                                                                4,779,381
                                                                             ------------
FINANCE/MORTGAGE 17.1%
AIG Sunamerica Global Finance Inc. Sr. Note, 7.60%+     125,000   6/15/2005       135,958
AIG Sunamerica Global Finance Inc. Sr. Note, 6.30%+     250,000   5/10/2011       254,053
Banc of America Commercial Mortgage Inc.
 2000-1 Cl. E, 7.74%                                    300,000   2/01/2002       315,328
Bank America Corp. Sub. Note, 7.40%                     200,000   1/15/2011       214,844
Bear Stearns Commercial Mortgage Securities Inc.
 2001  Cl. A, 6.08%                                     440,533   2/15/2035       449,895
Caterpillar Financial Asset Trust Note
 2001-A Cl. A3, 4.85%                                   200,000   4/25/2007       202,188
Chase Commercial Mortgage Securities Corp.
 1998-2 Cl. A, 6.39%                                    200,000  11/18/2030       204,949
Citibank Credit Card Issuance Trust Note
 2001 Cl. C3, 6.65%                                     400,000   5/15/2008       411,872
Citibank Credit Card Issuance Trust Note
 2000-1 Class B1, 7.05%                                  25,000   9/17/2007        26,367
Citigroup Inc. Global Sr. Note, 6.50%                    50,000   1/18/2011        51,463
Commercial Mortgage Acceptance Corp.
 1998-C1 Cl. F, 6.23%+                                  225,000   3/15/2013       171,914
Countrywide Funding Corp. Note, 5.25%                   150,000   5/22/2003       153,213
Countrywide Funding Corp. Note, 6.25%                   225,000   4/15/2009       223,009
Credit Suisse FirstBoston USA Inc. Global
 Note, 5.88%                                            150,000   8/01/2006       153,027
Detroit Edison Securitization Bond
 2001-1 Cl. A 5, 6.42%                                  225,000   3/01/2015       226,121
DLJ Commercial Mortgage Corp.
 1998-CG1 Cl. B4, 7.36%+                                275,000   1/10/2013       221,805
DLJ Commercial Mortgage Corp.
 2000-CKP1 Cl. A3, 7.50%                                 25,000   9/10/2010        26,514
EOP Operating LP Note, 6.50%                            100,000   1/15/2004       103,471
EOP Operating LP Note, 6.50%                            100,000   6/15/2004       103,337
ERAC USA Finance Co. Note, 6.95%+                       200,000   3/01/2004       202,582
Ford Motor Credit Co. Note, 6.88%                       750,000   2/01/2006       750,142
General Motors Acceptance Corp. Note, 8.00%             250,000  11/01/2031       258,117
Goldman Sachs Group Inc. Note, 7.63%                    100,000   8/17/2005       107,503
Goldman Sachs Group LP  Note, 6.63%+                    100,000  12/01/2004       105,104
Household Finance Corp. Note, 5.75%                     525,000   1/30/2007       513,035
J.P. Morgan Commercial Mortgage  Finance Corp.
 1997-C5  Cl. C, 7.24%                                   75,000   9/15/2029        78,656
John Hancock Global Funding II  Note, 7.90%+            300,000   7/02/2010       334,569
LB-UBS Commercial Mortgage Trust
 2001-C7 Cl. A5, 6.13%                                  650,000  12/15/2030       650,000
LB-UBS Commercial Mortgage Trust
 2001-WM Cl. A1, 6.16%+                                 339,179   7/14/2016       342,890
Lehman Brothers Commercial Conduit
 Mortgage Trust 1998-C4 Cl. A1, 6.21%                   375,000  10/15/2035       383,100
Long Beach Asset Holdings Corp. Note
 2001-3 Cl. A, 8.35%+                                    72,464   3/26/2032        71,377
Long Beach Asset Holdings Corp. Note 2001-5, 7.87%+      57,864   9/26/2031        56,996
MBNA Credit Card  Master Trust 2001
 Note Cl. C5, 3.04%++                                   175,000   6/15/2009       175,000
Merrill Lynch & Co. Inc. Note, 5.35%                    325,000   6/15/2004       334,028
Morgan Stanley Dean Witter Capital Inc.
 1999-WF1  Cl. A2, 6.21%                                 75,000  11/15/2031        76,745
Morgan Stanley Dean Witter Capital Inc.
 2001 Cl. B, 6.81%                                      200,000   1/15/2011       207,375

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       11

-----------------------------------------------------------------------------------------
                                                     PRINCIPAL    MATURITY      VALUE
                                                       AMOUNT       DATE       (NOTE 1)
-----------------------------------------------------------------------------------------
Morgan Stanley Dean Witter Capital Inc.
 2001 Cl. C, 7.00%                                  $   100,000   2/15/2011  $    103,594
NationsLink Funding Corp. 1998-2
 Cl. A2, 6.48%                                          225,000   8/20/2030       233,543
NationsLink Funding Corp. 1998-2 Cl.B, 7.11%             75,000  11/20/2008        74,953
PSE & G Transitions Funding LLC
 2001-1 Cl. A 3, 5.98%                                  250,000   6/15/2008       259,607
Reliant Energy Transition Bond 2001-1 Cl. A2, 4.76%     325,000   9/15/2009       316,647
Salomon Brothers Commercial Mortgage Trust
 2001-C1 Cl. A2, 6.23%                                  225,000  12/18/2035       229,712
Simon Property Group LP Global Note, 7.38%              200,000   1/20/2006       206,582
Suntrust Banks Inc. Note, 6.38%                         300,000   4/01/2011       305,040
U.S. Bank N. A. Note, 6.38%                             350,000   8/01/2011       353,566
Washington Mutual Inc. Note, 5.63%                      300,000   1/15/2007       299,529
Wells Fargo & Co. Global Note, 7.25%                     75,000   8/24/2005        81,051
Wells Fargo & Co. Global Note, 5.13%                    250,000   2/15/2007       249,016
                                                                             ------------
                                                                               11,009,387
                                                                             ------------
CORPORATE 27.6%
Airgas Inc. Sr. Sub. Note, 9.13%                        125,000  10/01/2011       133,750
Alaska Steel Corp. Sr. Note, 7.88%                      225,000   2/15/2009       222,187
Allied Waste North America Inc. Sr. Note, 7.63%          75,000   1/01/2006        73,313
Allied Waste North America Inc. Sr. Note, 8.88%          50,000   4/01/2008        51,375
Allied Waste North America Inc. Sr. Note, 7.88%         300,000   1/01/2009       291,750
American Electric Power Inc. Sr. Note Series A, 6.13%   275,000   5/15/2006       276,567
Ametek Inc. Sr. Note, 7.20%.                            100,000   7/15/2008        96,532
AOL Time Warner Inc. Note, 6.13%                        300,000   4/15/2006       304,683
AT&T Corp. Sr. Note, 8.00%++                            125,000  11/15/2031       132,166
AT&T Corp. Note, 6.50%                                  100,000   3/15/2029        87,802
AT&T Wireless Services Inc. Sr. Note, 8.75%             150,000   3/01/2031       164,721
Autonation Inc. Sr. Note, 9.00%                         100,000   8/01/2008       104,000
Aztar Corp. Sr. Sub. Note, 9.00%                        200,000   8/15/2011       207,000
BAE Systems Holdings Inc., 6.40%+                       100,000  12/15/2011        99,051
Beckman Coulter Inc. Sr. Note, 7.45%                     50,000   3/04/2008        52,546
Bombardier Capital Inc. Note, 7.30%+                    125,000  12/15/2002       129,195
Briggs & Stratton Corp. Sr. Note, 8.88%                 125,000   3/15/2011       130,038
British Sky Broadcasting Group PLC Note, 6.88%          450,000   2/23/2009       428,071
British Telecommunications Inc. Note, 8.88%             275,000  12/15/2030       323,634
Calpine Corp. Sr. Note, 7.75%                            75,000   4/15/2009        60,000
Cargill Inc. Note, 6.25%+                               125,000   5/01/2006       129,313
Central Power & Light Co. 2002 -1 Cl. A2, 5.01%         650,000   1/15/2008       649,566
Charter Communications Holdings Sr. Note, 10.75%        100,000  10/01/2009       104,000
Clear Channel Communications Inc. Sr. Note, 7.25%       300,000   9/15/2003       312,072
Coca-Cola Enterprises Inc. Deb., 6.75%                   50,000   9/15/2028        51,101
Comcast Cable Commerce Inc. Sr. Note, 6.88%             150,000   6/15/2009       152,524
Comcast Cable Communications Corp. Note, 6.75%           75,000   1/30/2011        75,344
Conagra Inc. Note, 7.50%                                300,000   9/15/2005       319,293
Conoco Funding Co. Note, 5.45%                          350,000  10/15/2006       351,963
Crown Castle International Corp. Sr. Note, 10.75%        75,000   8/01/2011        64,500
CSC Holdings Inc. Sr. Note, 7.63%                       175,000   4/01/2011       172,042
Daimler Chrysler Holdings Corp. Note, 8.50%              75,000   1/18/2031        82,343
Dana Corp. Note, 9.00%+                                 200,000   8/15/2011       180,000
Deutsche Telekom International Finance BV Note, 7.75%   300,000   6/15/2005       321,957
Dominion Resources  Inc.  Sr. Note, 7.63%               125,000   7/15/2005       134,425
Dover Corp. Note, 6.50%                                 100,000   2/15/2011       102,876
Dover Corp. Note, 6.45%                                 200,000  11/15/2005       210,568
DTE Energy Co. Note, 6.00%                              200,000   6/01/2004       206,304

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       12

-----------------------------------------------------------------------------------------
                                                     PRINCIPAL     MATURITY     VALUE
                                                      AMOUNT        DATE       (NOTE 1)
-----------------------------------------------------------------------------------------
Duke Energy Co. Sr. Note, 7.38%                     $   300,000   3/01/2010  $    323,466
Electronic Data Systems Corp. Note, 7.45%               100,000  10/15/2029       104,400
Exelon Corp. Sr. Note, 6.75%                            275,000   5/01/2011       281,003
Federated Department Stores Inc. Note, 8.13%            200,000  10/15/2002       206,396
Flextronics International Ltd. Note, 9.88%              100,000   7/01/2010       108,000
Ford Motor Co. Global Note, 7.45%                       150,000   7/16/2031       140,159
France Telecom SA Note, 7.20%+                          300,000   3/01/2006       315,180
GTE Corp. Deb., 6.94%                                   150,000   4/15/2028       152,458
Harrah's Operating Inc. Sr. Sub. Note, 7.88%             50,000  12/15/2005        52,250
HCA Healthcare Co. Note, 8.75%                           75,000   9/01/2010        82,125
HealthSouth Corp. Sr. Note, 7.00%                       175,000   6/15/2008       171,500
IBM Corp. Sr. Note, 4.88%                               125,000  10/01/2006       124,508
International Paper Co. Note, 8.00%                     300,000   7/08/2003       315,408
Kellogg Co. Note Series B, 6.00%                        200,000   4/01/2006       205,152
Keyspan Corp.  Note, 6.15%                              175,000   6/01/2006       179,517
Kroger Co. Sr. Deb., 8.00%                               75,000   9/15/2029        84,510
Kroger Co. Sr. Note Series B, 7.25%                      75,000   6/01/2009        80,099
Lear Corp. Sr. Note Series B, 7.96%                      25,000   5/15/2005        25,347
Lockheed Martin Corp. Deb., 8.50%                       150,000  12/01/2029       179,652
Luscar Coal Ltd. Sr. Note, 9.75%+                        50,000  10/15/2011        53,102
Lyondell Chemical Co. Sr. Note Series A, 9.63%          425,000   5/01/2007       423,937
MGM Grand Inc. Sr. Sub. Note, 9.75%                      25,000   6/01/2007        26,688
Millennium America Inc. Sr. Note, 9.25%                 200,000   6/15/2008       207,476
News America Holdings Inc. Sr. Note, 8.63%              175,000   2/01/2003       182,553
News America Inc. Sr. Deb., 7.28%                        25,000   6/30/2028        23,483
Norske Skog Canada Ltd. Sr. Note, 8.63%+                125,000   6/15/2011       127,500
Packaging Corp. America Sr. Sub. Note Series B, 9.63%    50,000   4/01/2009        54,625
Panamsat Corp., 8.50%+                                  100,000   2/01/2012       100,000
Park Place Entertainment Corp. Sr. Sub. Note, 9.38%      50,000   2/15/2007        52,813
Park Place Entertainment Corp. Sr. Sub.
 Note, 8.13%                                            375,000   5/15/2011       375,000
Peco Energy Transition Trust Note
 2000 A Cl. A4, 7.65%                                    75,000   3/01/2010        82,709
Pepsi Bottling Holdings Inc. Note, 5.63%+                25,000   2/17/2009        24,848
Potlatch Corp. Sr. Sub. Note, 10.00%+                   125,000   7/15/2011       129,638
Progress Energy Inc. Sr. Note, 7.10%                    300,000   3/01/2011       315,717
Quest Diagnostic Inc. Sr. Note, 7.50%                   200,000   7/12/2011       209,286
Qwest Capital Funding Inc. Note, 7.75%                  200,000   8/15/2006       204,806
Qwest Capital Funding Inc. Note, 5.88%                  200,000   8/03/2004       197,730
Rogers Cantel Sr. Deb., 9.38%                            50,000   6/01/2008        50,000
Safeway Inc. Note, 7.00%                                150,000   9/15/2002       153,927
SBC Communications Inc. Note, 5.75%                     225,000   5/02/2006       230,762
Senior Housing Properties Trust Sr. Note, 8.63%          50,000   1/15/2012        51,250
Smithfield Foods Inc. Sr. Note, 8.00%                    50,000  10/15/2009        52,125
Southern Company Capital Funding Inc.
 Sr. Note Series A, 5.30%                               150,000   2/01/2007       149,752
Sprint Capital Corp. Note, 6.00%                        450,000   1/15/2007       443,173
Telus Corp., Note, 8.00%                                300,000   6/01/2011       319,167
Tembec Indiana Inc. Sr. Note, 8.50%                     175,000   2/01/2011       181,125
Thomson Corp. Sr. Note, 5.75%                           175,000   2/01/2008       174,667
Tyco International Group SA Note, 6.38%                 525,000   2/15/2006       502,693
Tyson Foods Inc., 6.63%+                                325,000  10/01/2004       334,737
Unilever Capital Corp. Global Note, 7.13%               175,000  11/01/2010       189,192
Union Pacific Corp. Deb., 6.63%                         125,000   2/01/2029       119,518
United Technologies Corp. Note, 6.70%                   325,000   8/01/2028       332,085
Univision Communications Inc. Sr. Note, 7.85%           100,000   7/15/2011       103,970
Verizon Global Funding Corp. Note, 7.75%                100,000  12/01/2030       111,730
Wal-Mart Stores, Inc. Note, 7.55%                       325,000   2/15/2030       376,711
Walt Disney Co. Note, 3.90%                             225,000   9/15/2003       224,980
Waste Management Inc. Sr. Note, 6.88%                    50,000   5/15/2009        50,402

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       13

-----------------------------------------------------------------------------------------
                                                      PRINCIPAL   MATURITY      VALUE
                                                       AMOUNT       DATE       (NOTE 1)
-----------------------------------------------------------------------------------------
Weyerhaeuser Co. Note, 6.00%                        $   200,000   8/01/2006  $    201,568
Worldcom Inc. Note, 6.50%                               425,000   5/15/2004       426,717
Worldcom Inc. Note, 7.88%                               100,000   5/15/2003       103,175
                                                                             ------------
                                                                               17,795,039
                                                                             ------------

TOTAL FIXED INCOME SECURITIES
 (COST $62,602,356)                                                            62,947,931
                                                                             ------------

COMMERCIAL PAPER 23.7%
American Express Credit Corp., 1.73%                    906,000   2/07/2002       905,739
Caterpillar Financial Services NV, 1.66%              3,000,000   2/04/2002     2,999,585
Citicorp., 1.77%                                      1,613,000   2/07/2002     1,612,524
General Electric Capital Corp., 1.75%                   221,000   2/12/2002       220,882
General Electric Capital Corp., 1.74%                   563,000   2/12/2002       562,701
General Electric Capital Corp., 1.77%                   484,000   2/15/2002       483,667
Household Finance Corp., 1.71%                          286,000   2/01/2002       286,000
J.P. Morgan Chase & Co., 1.63%                        3,000,000   2/14/2002     2,998,234
Morgan Stanley Dean Witter & Co., 1.65%               3,000,000   2/19/2002     2,997,525
Verizon Network Funding Inc., 1.70%                     898,000   2/13/2002       897,491
Wells Fargo Financial Inc., 1.70%                     1,303,000   2/13/2002     1,302,261
                                                                             ------------
TOTAL COMMERCIAL PAPER (COST $15,266,609)                                      15,266,609
                                                                             ------------

TOTAL INVESTMENTS (COST $77,868,965) - 121.3%                                  78,214,540

CASH AND OTHER ASSETS, LESS LIABILITIES - (21.3%)                             (13,737,153)
                                                                             ------------
NET ASSETS - 100.0%                                                          $ 64,477,387
                                                                             ============

FEDERAL INCOME TAX INFORMATION:
At January 31, 2002, the net unrealized appreciation of investments based on cost for Federal income tax purposes of $77,935,458 was as follows:
Aggregate gross unrealized appreciation for all investments in which
 there is an excess of value over tax cost                                   $    754,601
Aggregate gross unrealized depreciation for all investments in which
 there is an excess of tax cost over value                                       (475,519)
                                                                             ------------
                                                                             $    279,082
                                                                             ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

TBA Represents "TBA" (to be announced) purchase commitment to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized.

*A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at January 31, 2002.

++Interest rates on these floating-rate bonds will reset annually or biannually based on the six month London Interbank Offered Rate (LIBOR) plus .8125%.

+Security restricted in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such securities among certain qualified institutional buyers. The total cost and market value of Rule 144A securities owned at January 31, 2002 were $3,652,998 and $3,651,978 (5.66% of net assets), respectively.

Futures contracts open at January 31, 2002, are as follows:

                                                                                         UNREALIZED APPRECIATION
                  TYPE                     NOTIONAL AMOUNT     EXPIRATION MONTH               (DEPRECIATION)
     ----------------------------------------------------------------------------------------------------------------
      2 Year U.S. Treasury Notes Long       $  3,200,000          March, 2002                   $ 18,825
      5 Year U.S. Treasury Notes Long       $    500,000          March, 2002                     (5,269)
      5 Year U.S. Treasury Notes Short      $   (900,000)         March, 2002                      1,203
      10 Year U.S. Treasury Notes Short     $ (1,800,000)         March, 2002                     (6,501)
      20 Year U.S. Treasury Bonds Long      $  2,600,000          March, 2002                      4,224
                                                                                                --------
                                                                                                $ 12,482
                                                                                                ========

Forward currency exchange contracts outstanding at January 31, 2002 are as follows:

                                                                                         UNREALIZED
                                               TOTAL VALUE        CONTRACT PRICE        APPRECIATION   DELIVERY DATE
                                               -----------        --------------        ------------   -------------
Sell Euro, Buy U.S. dollars                     420,00 EUR         1.13753 EUR           $  8,913         3/11/02
Sell Euro, Buy U.S. dollars                     370,00 EUR         1.12613 EUR             11,145         3/11/02
Sell Euro, Buy U.S. dollars                    100,000 EUR         1.12397 EUR              3,182         3/11/02
Sell Euro, Buy U.S. dollars                    330,000 EUR         1.13817 EUR              6,838         3/11/02
Sell Euro, Buy U.S. dollars                    145,000 EUR         1.13285 EUR              3,604         3/11/02
Sell New Zealand dollars, Buy U.S. dollars     625,000 NZD         2.38095 NZD              3,042         3/19/02
Sell New Zealand dollars, Buy U.S. dollars     898,000 NZD         2.37713 NZD              4,977         3/19/02
Sell New Zealand dollars, Buy U.S. dollars     782,000 NZD         2.38436 NZD              3,337         3/19/02
Sell New Zealand dollars, Buy U.S. dollars     130,000 NZD         2.38095 NZD                632         3/19/02
                                                                                        ------------
                                                                                         $ 45,670
                                                                                        ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATE STREET RESEARCH INSTITUTIONAL
LARGE GAP GROWTH FUND

INVESTMENT PORTFOLIO                                            January 31, 2002

------------------------------------------------------------------------------------------
                                                                                 VALUE
                                                                     SHARES     (NOTE 1)
------------------------------------------------------------------------------------------
COMMON STOCKS 99.8%
CONSUMER DISCRETIONARY 19.5%
COMMERCIAL SERVICES 2.4%
Cendant Corp.*                                                        8,435   $    147,444
                                                                              ------------
COMMUNICATIONS, MEDIA & ENTERTAINMENT 6.9%
AOL Time Warner Inc.*                                                 7,089        186,512
USA Networks Inc.*                                                    6,316        180,574
Viacom Inc. Cl. B*                                                    1,595         63,784
                                                                              ------------
                                                                                   430,870
                                                                              ------------
RETAIL 10.2%
Home Depot Inc.                                                       4,481        224,453
Target Corp.                                                          3,542        157,300
Wal-Mart Stores Inc.                                                  4,279        256,655
                                                                              ------------
                                                                                   638,408
                                                                              ------------
TOTAL CONSUMER DISCRETIONARY                                                     1,216,722
                                                                              ------------

CONSUMER STAPLES 5.2%
BEVERAGES 2.5%
PepsiCo Inc.                                                          3,169        158,735
                                                                              ------------
HOUSEHOLD PRODUCTS 2.7%
Procter & Gamble Co.                                                  2,071        169,159
                                                                              ------------
TOTAL CONSUMER STAPLES                                                             327,894
                                                                              ------------

FINANCIAL SERVICES 8.3%
INSURANCE 3.8%
American International Group Inc.                                       910         67,477
Saint Paul Companies, Inc.                                            2,501        111,795
XL Capital Ltd. Cl. A                                                   679         59,833
                                                                              ------------
                                                                                   239,105
                                                                              ------------

MISCELLANEOUS FINANCIAL 4.5%
American Express Co.                                                  1,816         65,104
Citigroup Inc.                                                        1,929         91,434
Federal Home Loan Mortgage Corp.                                        932         62,556
Morgan Stanley Dean Witter & Co.                                      1,110         61,050
                                                                              ------------
                                                                                   280,144
                                                                              ------------
TOTAL FINANCIAL SERVICES                                                           519,249
                                                                              ------------

HEALTH CARE 25.0%
DRUGS & BIOTECHNOLOGY 24.2%
Abbott Laboratories Inc.                                              1,776        102,475
American Home Products Corp.                                          1,579        102,098
Amgen Inc.*                                                           2,974        165,057
Andrx Corp.*                                                            456         26,785
Baxter International Inc.                                             1,184         66,103
Biogen Inc.*                                                          2,327        126,170
Forest Laboratories Inc.*                                             1,354        112,247
Genzyme Corp.*                                                        1,560         71,152
Johnson & Johnson                                                     2,441        140,382
Pfizer Inc.                                                           8,051        335,485
Pharmacia Corp.                                                       2,402         97,281
Schering-Plough Corp.                                                 2,267         73,405
Sepracor Inc.*                                                        1,858         91,711
                                                                              ------------
                                                                                 1,510,351
                                                                              ------------

HOSPITAL SUPPLY 0.8%
St. Jude Medical Inc.*                                                  611         48,452
                                                                              ------------
TOTAL HEALTH CARE                                                                1,558,803
                                                                              ------------

OTHER 8.1%
MISCELLANEOUS 1.8%
Standard & Poor's
 Depositary Receipt                                                     978        110,690
                                                                              ------------
MULTI-SECTOR 6.3%
General Electric Co.                                                  7,245        269,152
Tyco International Ltd.                                               3,602        126,610
                                                                              ------------
                                                                                   395,762
                                                                              ------------
TOTAL OTHER                                                                        506,452
                                                                              ------------

PRODUCER DURABLES 1.3%
AEROSPACE 1.3%
United Technologies Corp.                                             1,157         79,521
                                                                              ------------
TOTAL PRODUCER DURABLES                                                             79,521
                                                                              ------------

TECHNOLOGY 32.4%
COMMUNICATIONS TECHNOLOGY 4.9%
Ciena Corp.*                                                          4,006         50,876
Cisco Systems Inc.*                                                   9,763        193,307
Qualcomm Inc.*                                                        1,374         60,635
                                                                              ------------
                                                                                   304,818
                                                                              ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       16

------------------------------------------------------------------------------------------
                                                                                 VALUE
                                                                     SHARES     (NOTE 1)
------------------------------------------------------------------------------------------
COMPUTER SOFTWARE 9.0%
Mercury Interactive Corp.*                                            2,123   $     80,887
Microsoft Corp.*                                                      6,596        420,231
Siebel Systems Inc.*                                                  1,790         63,348
                                                                              ------------
                                                                                   564,466
                                                                              ------------

COMPUTER TECHNOLOGY 2.8%
IBM Corp.                                                             1,591        171,653
                                                                              ------------

ELECTRONICS 1.6%
Flextronics International Ltd.*                                       4,491         99,700
                                                                              ------------

ELECTRONICS:
SEMICONDUCTORS/COMPONENTS 14.1%
Advanced Micro DevicesInc.*                                           4,876         78,260
Analog Devices Inc.*                                                  1,509         66,094
Cypress Semiconductor Corp.*                                          3,049         66,346
Intel Corp.                                                          10,062        352,572
Micron Technology Inc.*                                               1,997         67,399
RF Micro  Devices Inc.*                                               5,374         98,398
Texas Instruments Inc.                                                4,831        150,776
                                                                              ------------
                                                                                   879,845
                                                                              ------------
TOTAL TECHNOLOGY                                                                 2,020,482
                                                                              ------------
TOTAL COMMON STOCKS AND
 INVESTMENTS (COST $6,427,248) - 99.8%                                           6,229,123

CASH AND OTHER ASSETS, LESS LIABILITIES-0.2%                                        10,615
                                                                              ------------
NET ASSETS - 100.0%                                                           $  6,239,738
                                                                              ============

FEDERAL INCOME TAX INFORMATION:

At January 31, 2002, the net unrealized depreciation of
  investments based on cost for Federal income tax purposes
  of $6,452,553 was as follows:
Aggregate gross unrealized appreciation for all investments
  in which there is an excess of value over tax cost                          $    153,148

Aggregate gross unrealized depreciation for all investments
  in which there is an excess of tax cost over value                              (376,578)

                                                                              ------------
                                                                              $   (223,430)
                                                                              ============

--------------------------------------------------------------------------------

* Nonincome-producing securities.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATE STREET RESEARCH INSTITUTIONAL
LARGE CAP ANALYST FUND

INVESTMENT PORTFOLIO                                            January 31, 2002

------------------------------------------------------------------------------------------
                                                                                 VALUE
                                                                     SHARES     (NOTE 1)
------------------------------------------------------------------------------------------
COMMON STOCKS 96.8%
AUTOMOBILES & TRANSPORTATION 1.1%
TIRES & RUBBER 1.1%
Goodyear Tire & Rubber Co.                                            2,300    $    54,924
                                                                              ------------
TOTAL AUTOMOBILES & TRANSPORTATION                                                  54,924
                                                                              ------------

CONSUMER DISCRETIONARY 12.6%
ADVERTISING AGENCIES 0.7%
Omnicom Group Inc.                                                      400         34,948
                                                                              ------------

CASINOS/GAMBLING,
HOTEL/MOTEL 1.2%
International Game
 Technology Inc.*                                                       900         59,220
                                                                              ------------

COMMUNICATIONS, MEDIA & ENTERTAINMENT 4.7%
AOL Time Warner Inc.*                                                 2,800         73,668
Univision Communications Inc. Cl. A*                                    900         31,482
USA Networks Inc.*                                                    2,700         77,193
Viacom Inc. Cl. B*                                                    1,100         43,989
                                                                              ------------
                                                                                   226,332
                                                                              ------------

RESTAURANTS 0.6%
Darden Restaurants Inc.                                                 700         28,840
                                                                              ------------

RETAIL 4.9%
Home Depot Inc.                                                       1,800         90,162
Kohl's Corp.*                                                           400         26,516
Target Corp.                                                            800         35,528
Wal-Mart Stores Inc.                                                  1,400         83,972
                                                                              ------------
                                                                                   236,178
                                                                              ------------

TEXTILE APPAREL MANUFACTURERS 0.5%
Jones Apparel Group Inc.*                                               800         26,536
                                                                              ------------
TOTAL CONSUMER DISCRETIONARY                                                       612,054
                                                                              ------------

CONSUMER STAPLES 6.8%
BEVERAGES 2.7%
Anheuser-Busch Cos. Inc.                                                700         33,089
Coca-Cola Co.                                                           700         30,625
PepsiCo Inc.                                                          1,300         65,117
                                                                              ------------
                                                                                   128,831
                                                                              ------------

DRUG & GROCERY STORE CHAINS 0.7%
CVS Corp.                                                             1,300         35,360
                                                                              ------------

FOODS 0.7%
Kraft Foods Inc. Cl. A                                                  900         33,355
                                                                              ------------

HOUSEHOLD PRODUCTS 1.7%
Procter & Gamble Co.                                                  1,000         81,680
                                                                              ------------

TOBACCO 1.0%
Philip Morris Cos., Inc.                                              1,000         50,110
                                                                              ------------

TOTAL CONSUMER STAPLES                                                             329,336
                                                                              ------------

FINANCIAL SERVICES 19.8%
BANKS & SAVINGS & LOAN 4.0%
Bank of New York Company, Inc.                                          800         32,784
J.P. Morgan Chase & Co.                                               1,400         47,670
Wells Fargo & Co.                                                     2,500        115,975
                                                                              ------------
                                                                                   196,429
                                                                              ------------

FINANCIAL DATA PROCESSING SERVICES & SYSTEMS 0.9%
First Data Corp.                                                        500         41,365
                                                                              ------------

INSURANCE 6.9%
ACE Limited                                                           2,500         97,125
Hartford Financial Services Group, Inc.                               1,100         72,809
Saint Paul Companies, Inc.                                            1,700         75,990
XL Capital Ltd. Cl. A                                                 1,000         88,120
                                                                              ------------
                                                                                   334,044
                                                                              ------------

MISCELLANEOUS FINANCIAL 6.7%
American Express Co.                                                  2,400         86,040
Capital One Financial Corp.                                           1,200         60,204
Citigroup, Inc.                                                       2,600        123,240
Morgan Stanley Dean Witter & Co.                                      1,000         55,000
                                                                              ------------
                                                                                   324,484
                                                                              ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       18

------------------------------------------------------------------------------------------
                                                                                 VALUE
                                                                     SHARES     (NOTE 1)
------------------------------------------------------------------------------------------
SECURITIES BROKERAGE & SERVICES 1.3%
Lehman Brothers Holdings Inc.                                         1,000   $     64,770
                                                                              ------------
TOTAL FINANCIAL SERVICES                                                           961,092
                                                                              ------------

HEALTH CARE 15.0%
DRUGS & BIOTECHNOLOGY 14.0%
American Home Products Corp.                                            800         51,728
Andrx Corp.*                                                            900         52,866
Barr Laboratories Inc.*                                                 700         51,100
Baxter International Inc.                                             1,000         55,830
Biogen Inc.*                                                          1,300         70,486
Forest Laboratories Inc.*                                               650         53,885
Genzyme Corp.*                                                          900         41,049
Mylan Laboratories Inc.                                                 700         23,583
Pfizer Inc.                                                           1,900         79,173
Pharmacia Corp.                                                       2,400         97,200
Schering-Plough Corp.                                                 2,000         64,760
Sepracor Inc.*                                                          800         39,488
                                                                              ------------
                                                                                   681,148
                                                                              ------------

HOSPITAL SUPPLY 1.0%
Guidant Corp.*                                                        1,000         48,050
                                                                              ------------
TOTAL HEALTH CARE                                                                  729,198
                                                                              ------------

INTEGRATED OILS 3.7%
INTEGRATED INTERNATIONAL 3.7%
ExxonMobil Corp.                                                      3,700        144,485
Total Fina SA ADR                                                       500         35,180
                                                                              ------------
                                                                                   179,665
                                                                              ------------
TOTAL INTEGRATED OILS                                                              179,665
                                                                              ------------

MATERIALS & PROCESSING 3.3%
CHEMICALS 1.7%
Air Products & Chemicals Inc.                                           900         41,625
Dow Chemical Co.                                                      1,300         38,402
                                                                              ------------
                                                                                    80,027
                                                                              ------------

NON-FERROUS METALS 0.7%
Alcoa Inc.                                                            1,000         35,850
                                                                              ------------

PAPER & FOREST PRODUCTS 0.9%
International Paper Co.                                               1,100         45,958
                                                                              ------------
TOTAL MATERIALS & PROCESSING                                                       161,835
                                                                              ------------
OTHER 5.0%
MULTI-SECTOR 5.0%
General Electric Co.                                                  3,900        144,885
Honeywell International Inc.                                          1,100         36,971
Illinois Tool Works Inc.                                                400         28,552
Tyco International Ltd.                                                 900         31,635
                                                                              ------------
                                                                                   242,043
                                                                              ------------
TOTAL OTHER                                                                        242,043
                                                                              ------------

OTHER ENERGY 1.2%
OIL WELL EQUIPMENT & SERVICES 1.2%
Baker Hughes Inc.                                                       900         31,680
Schlumberger Ltd.                                                       500         28,195
                                                                              ------------
                                                                                    59,875
                                                                              ------------
TOTAL OTHER ENERGY                                                                  59,875
                                                                              ------------

PRODUCER DURABLES 3.7%
AEROSPACE 1.3%
United Technologies Corp.                                               900         61,857
                                                                              ------------

MACHINERY 1.0%
Caterpillar Inc.                                                        960         48,269
                                                                              ------------

MISCELLANEOUS EQUIPMENT 0.9%
Danaher Corp.                                                           700         44,618
                                                                              ------------

PRODUCTION TECHNOLOGY EQUIPMENT 0.5%
Applied Materials Inc.*                                                 600         26,190
                                                                              ------------

TOTAL PRODUCER DURABLES                                                            180,934
                                                                              ------------

TECHNOLOGY 16.9%
COMMUNICATIONS TECHNOLOGY 3.1%
Ciena Corp.*                                                          1,600         20,320
Cisco Systems Inc.*                                                   4,200         83,160
Lucent Technologies Inc.*                                             3,500         22,890
Qualcomm Inc.*                                                          500         22,065
                                                                              ------------
                                                                                   148,435
                                                                              ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       19

------------------------------------------------------------------------------------------
                                                                                 VALUE
                                                                     SHARES     (NOTE 1)
------------------------------------------------------------------------------------------
COMPUTER SOFTWARE 5.0%
i2 Technologies Inc.*                                                 2,900   $     21,547
Mercury Interactive Corp.*                                              700         26,670
Microsoft Corp.*                                                      2,300        146,533
Peregrine Systems Inc.*                                               3,300         26,367
Qlogic Corp.*                                                           500         24,465
                                                                              ------------
                                                                                   245,582
                                                                              ------------
COMPUTER TECHNOLOGY 3.1%
Compaq Computer Corp.                                                 1,900         23,578
Dell Computer Corp.*                                                  1,100         30,195
IBM Corp.                                                               900         97,101
                                                                              ------------
                                                                                   150,874
                                                                              ------------
ELECTRONICS 1.3%
Flextronics International Ltd.*                                       1,700         37,740
Sanmina Corp.*                                                        1,600         23,488
                                                                              ------------
                                                                                    61,228
                                                                              ------------

ELECTRONICS:
SEMICONDUCTORS/COMPONENTS 4.4%
Intel Corp.                                                           4,800        168,192
Texas Instruments Inc.                                                1,500         46,815
                                                                              ------------
                                                                                   215,007
                                                                              ------------

TOTAL TECHNOLOGY                                                                   821,126
                                                                              ------------

UTILITIES 7.7%
CABLE TELEVISION & RADIO 2.7%
Comcast Corp. Cl. A*                                                  1,900         67,507
Cox Communications Inc. Cl. A*                                        1,700         63,665
                                                                              ------------
                                                                                   131,172
                                                                              ------------

ELECTRICAL 0.5%
Exelon Corp.                                                            500         24,620
                                                                              ------------

TELECOMMUNICATIONS 4.5%
Alltel Corp.                                                            600         33,288
Qwest Communications International Inc.                               4,000         42,000
SBC Communications Inc.                                               1,400         52,430
Verizon Communications Inc.                                           1,000         46,350
Vodafone Group PLC ADR                                                1,500         32,550
Worldcom Inc.*                                                        1,500         15,075
                                                                              ------------
                                                                                   221,693
                                                                              ------------
TOTAL UTILITIES                                                                    377,485
                                                                              ------------
TOTAL COMMON STOCKS (COST $4,811,103)                                            4,709,567
                                                                              ============

------------------------------------------------------------------------------------------
                                                      PRINCIPAL     MATURITY
                                                       AMOUNT        DATE
------------------------------------------------------------------------------------------
COMMERCIAL PAPER 3.1%
Household Finance Corp., 1.77%                       $  150,000     2/05/2002      149,970
                                                                              ------------
TOTAL COMMERCIAL PAPER (COST $149,970)                                             149,970
                                                                              ------------
TOTAL INVESTMENTS (COST $4,961,073) - 99.9%                                      4,859,537

CASH AND OTHER ASSETS, LESS LIABILITIES-0.1%                                         2,626
                                                                              ------------
NET ASSETS - 100.0%                                                           $  4,862,163
                                                                              ============

FEDERAL INCOME TAX INFORMATION:
At January 31, 2002, the net unrealized depreciation of
 investments based on cost for Federal income tax purposes
 of $4,961,392 was as follows:
Aggregate gross unrealized appreciation for all investments
 in which there is an excess of value over tax cost                           $    127,450
Aggregate gross unrealized depreciation for all investments
 in which there is an excess of tax cost over value                               (229,305)
                                                                              ------------
                                                                              $   (101,855)
                                                                              ============

--------------------------------------------------------------------------------

* Nonincome-producing securities.

ADR stands for American Depository Receipt, representing ownership of foreign securities.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATE STREET RESEARCH
INSTITUTIONAL FUNDS

                                                                January 31, 2002
Statements of Assets and Liabilities

                                                        STATE STREET       STATE STREET        STATE STREET        STATE STREET
                                                          RESEARCH          RESEARCH             RESEARCH             RESEARCH
                                                        INSTITUTIONAL     INSTITUTIONAL        INSTITUTIONAL       INSTITUTIONAL
                                                         CORE FIXED      CORE PLUS FIXED         LARGE CAP           LARGE CAP
                                                         INCOME FUND       INCOME FUND          GROWTH FUND       ANALYST FUND(a)
                                                        -------------    ---------------       -------------      ---------------
ASSETS
Investments, at value*                                  $  80,889,562    $    78,214,540       $   6,229,123      $     4,859,537
Collateral for securities on loan                           5,075,527          1,525,760           1,494,354                    -
Cash                                                                -            217,115              14,316                  954
Receivable for securities sold                              6,006,076          7,078,504              86,541               61,898
Interest and dividends receivable                             743,060            744,870               2,597                3,906
Receivable from Adviser (Note 3)                                9,649              7,496               1,084                5,287
Receivable for open forward contracts                               -             45,670                   -                    -
Receivable for variation margin                                   170                  -                   -                    -
Other assets                                                      506                147                  28                    -
                                                        -------------    ---------------       -------------      ---------------
                                                           92,724,550         87,834,102           7,828,043            4,931,582

LIABILITIES
Payable for collateral received on securities loaned        5,075,527          1,525,760           1,494,354                    -
Payable for securities purchased                           18,486,257         21,793,941              89,947               66,695
Payable for variation margin                                        -              6,531                   -                    -
Payable for fund shares purchased                              22,584                  -                   -                    -
Payable to custodian                                            3,804                  -                   -                    -
Accrued management fee (Note 2)                                24,715             26,318               3,266                2,724
Accrued shareholder service fee (Note 5)                        5,506              4,165                 738                    -
                                                        -------------    ---------------       -------------      ---------------
                                                           23,618,393         23,356,715           1,588,305               69,419
                                                        -------------    ---------------       -------------      ---------------
NET ASSETS                                              $  69,106,157    $    64,477,387       $   6,239,738      $     4,862,163
                                                        =============    ===============       =============      ===============

NET ASSETS CONSIST OF:
   Undistributed net investment income (loss)           $     235,899    $       189,649       $     (11,718)     $         6,387
   Unrealized appreciation (depreciation)
     of investments                                           548,135            345,575            (198,125)            (101,536)
   Unrealized appreciation of futures contracts                12,084             12,482                   -                    -
   Unrealized appreciation of forward contracts
     and foreign currency                                           -             44,284                   -                    -
   Accumulated net realized gain (loss)                       137,332             84,791            (401,224)             (42,698)
   Paid-in capital                                         68,172,707         63,800,606           6,850,805            5,000,010
                                                        -------------    ---------------       -------------      ---------------
                                                        $  69,106,157    $    64,477,387       $   6,239,738      $     4,862,163
                                                        =============    ===============       =============      ===============

Shares                                                      6,541,619          6,218,601             901,918              500,001
                                                        =============    ===============       =============      ===============
Net Asset Value and redemption price per share          $       10.56    $         10.37       $        6.92      $          9.72
                                                        =============    ===============       =============      ===============
Cost of Investments                                     $  80,341,427    $    77,868,965       $   6,427,248      $     4,961,073
                                                        =============    ===============       =============      ===============

(a) FUND COMMENCED OPERATIONS ON DECEMBER 17, 2001.

* INCLUDING SECURITIES ON LOAN VALUED AT $4,952,174, $1,450,184, $1,460,071, AND $0, RESPECTIVELY.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

Statements of Operations

For the year ended January 31, 2002

                                                         STATE STREET        STATE STREET       STATE STREET         STATE STREET
                                                           RESEARCH            RESEARCH           RESEARCH            RESEARCH
                                                         INSTITUTIONAL       INSTITUTIONAL      INSTITUTIONAL        INSTITUTIONAL
                                                          CORE FIXED        CORE PLUS FIXED       LARGE CAP           LARGE CAP
                                                          INCOME FUND        INCOME FUND         GROWTH FUND       ANALYST FUND(b)
                                                        --------------      ---------------     -------------      ---------------
INVESTMENT INCOME
Interest (Note 1)                                       $    1,528,734      $     2,160,348     $       2,022      $         1,267
Dividends                                                            -                    -             9,061                7,844
                                                        --------------      ---------------     -------------      ---------------
                                                             1,528,734            2,160,348            11,083                9,111
EXPENSES
Management fee (Note 2)                                         99,648              142,896             7,144                2,724
Shareholder service fee - Class I (Note 5)                       4,992                1,359               547                    -
Shareholder service fee - Class II (Note 5)                     10,985                  906               362                    -
Shareholder service fee - Class III (Note 5)                     5,385                  453               859                    -
Shareholder service fee - Class IV (Note 5)(a)                   7,492               17,966                99                    -
                                                        --------------      ---------------     -------------      ---------------
                                                               128,502              163,580             9,011                2,724
Expenses borne by the Adviser (Note 3)                         (44,439)             (68,842)           (2,165)                   -
                                                        --------------      ---------------     -------------      ---------------
                                                                84,063               94,738             6,846                2,724
                                                        --------------      ---------------     -------------      ---------------
Net investment income                                        1,444,671            2,065,610             4,237                6,387
                                                        --------------      ---------------     -------------      ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS, FOREIGN CURRENCY, FORWARD
  CONTRACTS AND FUTURES CONTRACTS
Net realized gain (loss) on investments (Notes 1 and 4)        474,969              592,118          (359,579)             (42,698)
Net realized gain on futures contracts (Notes 1)                42,963               44,018                 -                    -
Net realized loss on foreign currency
   and forward contracts (Notes 1)                                   -              (14,971)                -                    -
                                                        --------------      ---------------     -------------      ---------------
   Total net realized gain (loss)                              517,932              621,165          (359,579)             (42,698)
                                                        --------------      ---------------     -------------      ---------------

Change in unrealized appreciation (depreciation)
   of investments                                               25,234              (86,319)         (288,756)            (101,536)
Change in unrealized appreciation of futures contracts          31,185               19,943                 -                    -
Change in unrealized appreciation of forward contracts
   and foreign currency                                              -               59,116                 -                    -
                                                        --------------      ---------------     -------------      ---------------
   Total change in unrealized
      appreciation (depreciation)                               56,419               (7,260)         (288,756)            (101,536)
                                                        --------------      ---------------     -------------      ---------------

Net gain (loss) on investments, foreign currency and
   forward contracts                                           574,351              613,905          (648,335)            (144,234)
                                                        --------------      ---------------     -------------      ---------------
Net increase (decrease) in net assets resulting from
   operations                                           $    2,019,022      $     2,679,515     $    (644,098)     $      (137,847)
                                                        ==============      ===============     =============      ===============

(a) INCLUDES ACTIVITY AFTER THE CONSOLIDATION OF SHARES ON DECEMBER 17, 2001.

(b) DECEMBER 17, 2001 (COMMENCEMENT OF OPERATIONS) TO JANUARY 31, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

Statements of Changes in Net Assets

                                                       STATE STREET RESEARCH INSTITUTIONAL     STATE STREET RESEARCH INSTITUTIONAL
                                                              CORE FIXED INCOME FUND                CORE PLUS FIXED INCOME FUND
                                                       -----------------------------------     -----------------------------------
                                                             YEARS ENDED JANUARY 31                  YEARS ENDED JANUARY 31
                                                       -----------------------------------     -----------------------------------
                                                             2001                2002                2001                2002
                                                       ----------------    ---------------     ---------------    ----------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income                                  $      1,012,617    $     1,444,671       $     895,842    $      2,065,610
Net realized gain on
 investments, foreign currency, forward
 contracts and futures contracts                                104,211            517,932              73,416             621,165
Change in unrealized appreciation (depreciation)
 of investments, foreign currency, forward
 contracts and futures contracts                                748,398             56,419             629,818              (7,260)
                                                       ----------------    ---------------     ---------------    ----------------
Net increase resulting from operations                        1,865,226          2,019,022           1,599,076           2,679,515
                                                       ----------------    ---------------     ---------------    ----------------

Dividends from net investment income:

   Class I                                                     (167,050)           (71,833)            (35,999)            (23,132)
   Class II                                                    (245,050)          (240,355)            (36,452)            (23,434)
   Class III                                                    (34,411)          (286,896)            (36,904)            (23,786)
   Class IV(a)                                                 (590,012)          (718,095)           (855,080)         (1,880,137)
                                                       ----------------    ---------------     ---------------    ----------------
                                                             (1,036,523)        (1,317,179)           (964,435)         (1,950,489)
                                                       ----------------    ---------------     ---------------    ----------------

Distributions from capital gains:
   Class I                                                            -               (469)                  -                (141)
   Class II                                                           -             (1,527)                  -                (141)
   Class III                                                          -               (131)                  -                (141)
   Class IV (a)                                                       -           (371,030)                  -            (521,813)
                                                       ----------------    ---------------     ---------------    ----------------
                                                                      -           (373,157)                  -            (522,236)
                                                       ----------------    ---------------     ---------------    ----------------
Net increase from fund share
       transactions (Note 6)                                  1,681,163         51,409,871                   -          50,723,172
                                                       ----------------    ---------------     ---------------    ----------------
Total increase in net assets                                  2,509,866         51,738,557             634,641          50,929,962

NET ASSETS
Beginning of year                                            14,857,734         17,367,600          12,912,784          13,547,425
                                                       ----------------    ---------------     ---------------    ----------------
End of year*                                           $     17,367,600    $    69,106,157       $  13,547,425    $     64,477,387
                                                       ================    ===============     ===============    ================

(a) INCLUDES ACTIVITY AFTER THE CONSOLIDATION OF SHARES ON DECEMBER 17, 2001.

* INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $79,766, $235,899, $52,384 AND $189,649 RESPECTIVELY.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                      STATE STREET RESEARCH INSTITUTIONAL      STATE STREET RESEARCH INSTITUTIONAL
                                                             LARGE CAP GROWTH FUND                    LARGE CAP ANALYST FUND
                                                      -----------------------------------      -----------------------------------
                                                                                                        DECEMBER 17, 2001
                                                            YEARS ENDED JANUARY 31                      (COMMENCEMENT OF
                                                      -----------------------------------                OPERATIONS) TO
                                                            2001                2002                    JANUARY 31, 2002
                                                      ---------------       -------------      -----------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)                          $          (960)      $       4,237                    $       6,387
Net realized gain (loss) on
 investments                                                    1,053            (359,579)                         (42,698)
Change in unrealized depreciation
 of investments                                              (122,949)           (288,756)                        (101,536)
                                                      ---------------       -------------                    -------------
Net decrease resulting from operations                       (122,856)           (644,098)                        (137,847)
                                                      ---------------       -------------                    -------------

Dividends from net investment income:
   Class I                                                     (8,809)                  -                                -
   Class II                                                    (9,165)                  -                                -
   Class III                                                   (9,594)                  -                                -
   Class IV                                                   (10,765)                  -                                -
                                                      ---------------       -------------                    -------------
                                                              (38,333)                  -                                -
                                                      ---------------       -------------                    -------------
Distribution from capital gains:
   Class I                                                    (16,478)                  -                                -
   Class II                                                   (16,320)                  -                                -
   Class III                                                  (16,320)                  -                                -
   Class IV                                                   (17,933)                  -                                -
                                                      ---------------       -------------                    -------------
                                                              (67,051)                  -                                -
                                                      ---------------       -------------                    -------------
   Net increase from fund shares
       transactions (Note 6)                                   71,739           5,776,836                        5,000,010
                                                      ---------------       -------------                    -------------

Total increase (decrease) in net assets                      (156,501)          5,132,738                        4,862,163
                                                      ---------------       -------------                    -------------
NET ASSETS
Beginning of year                                           1,263,501           1,107,000                                -
                                                      ---------------       -------------                    -------------
End of year*                                          $     1,107,000       $   6,239,738                    $   4,862,163
                                                      ===============       =============                    =============

* INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME/LOSS OF ($16,405), ($11,718) AND $ 6,387 RESPECTIVELY.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

Notes to Financial Statements                                   January 31, 2002

NOTE 1
State Street Research Institutional Funds (the "Trust") is a Massachusetts business trust organized on March 3, 1999 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists presently of five separate funds: State Street Research Institutional Core Fixed Income Fund (the "Institutional Core Fixed Fund"), State Street Research Institutional Core Plus Fixed Income Fund (the "Institutional Core Plus Fund"), State Street Research Institutional Large Cap Growth Fund (the "Institutional Large Cap Growth Fund"), State Street Research Institutional Concentrated International Equity Fund (the "Institutional Concentrated International Equity Fund") and State Street Research Institutional Large Cap Analyst Fund (the "Institutional Large Cap Analyst Fund") (collectively the "Funds").

The investment objectives of the Funds are as follows: The Institutional Core Fixed Fund and the Institutional Core Plus Fund seek competitive total returns primarily from investing in fixed income securities. The Institutional Large Cap Growth Fund, the Institutional Concentrated International Equity Fund and the Institutional Large Cap Analyst Fund seek to provide long-term growth of capital.

The Institutional Core Fixed Fund, the Institutional Core Plus Fund and the Institutional Large Cap Growth Fund each offered four classes of shares from February 1, 2001 to December 16, 2001 and effective December 17, 2001 began offering one class of shares. On December 17, 2001, the Board of Directors of the Funds approved the consolidation of all currently existing classes of shares of the Institutional Core Fixed Fund and the Institutional Core Plus Fund into Class IV shares and the Institutional Large Cap Growth Fund into Class III shares. On December 17, 2001, shareholders of the consolidated classes received shares on a pro-rata basis, based on the last calculated net asset value of the surviving class. The Institutional Large Cap Analyst Fund, which commenced operations on December 17, 2001, offers one class of shares. The Institutional Concentrated International Equity Fund has not yet commenced operations. After December 17, 2001, the minimum investment in each Fund is $1,000,000, unless the Funds' investment manager allows a lower amount at its discretion. From
February 1, 2001 to December 16, 2001 the shareholder service fees for Class I, Class II, Class III and Class IV shares were 0.30%, 0.20%, 0.10% and 0.05%, respectively. Effective December 17, 2001, the shareholder service fees for the Institutional Core Fixed Fund, the Institutional Core Plus Fund, the Institutional Large Cap Growth Fund and the Institutional Large Cap Analyst Fund are 0.05%, 0.05%, 0.10% and 0.00%, respectively.

The Funds' expenses were borne pro-rata by each class, except that each class bores expenses, and had exclusive voting rights related specifically to that class. The Trustees declared separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the Funds in preparing their financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

  A. INVESTMENT VALUATION
  Values for listed equity securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at closing prices supplied through such system. If not quoted on the NASDAQ system, such securities are valued at prices obtained from independent brokers. In the absence of recorded sales, valuations are at the mean of the closing bid and asked quotations. Fixed Income securities are valued by a pricing service, which utilizes market transactions, quotations from dealers, and various relationships among securities in determining value. Short-term securities maturing within sixty days are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Trustees. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded and before the close of business of the fund are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account.

  B. FORWARD CONTRACTS AND FOREIGN CURRENCIES
  A Fund enters into forward foreign exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain purchase and sale commitments denominated in foreign currencies. A forward foreign currency exchange contract is an obligation by a fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the origination date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Risk may arise from the potential liability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. The aggregate principal amount of forward currency exchange contracts is recorded in a fund's accounts. All commitments are marked-to-market at the applicable transaction rates resulting in unrealized gains or losses. The fund records realized gains or losses at the time the forward contracts are extinguished by entry into a closing contract or by delivery of the currency. Neither spot transactions nor forward currency exchange contracts eliminate fluctuations in the prices of a fund's portfolio securities or in foreign exchange rates, or prevent loss if the price of these securities should decline.

  Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Gains and losses that arise from changes in exchange rates are not segregated from gains and losses that arise from changes in market prices of investments.

  C. SECURITY TRANSACTIONS
  Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.

  D. NET INVESTMENT INCOME
  Net investment income is determined daily and consists of interest and dividends accrued and discount earned, less the estimated daily expenses of the Funds. Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. All discounts/premiums are accreted/amortized for financial reporting purposes (see "Change in Accounting Principle" Note 1,J). Certain fixed income securities held by the fund pay interest or dividends in the form of additional securities (payment-in-kind securities). Interest income on payment-in-kind fixed income securities is recorded using the effective-interest method.

  E. DIVIDENDS
  Dividends from net investment income are declared and paid or reinvested quarterly for the Institutional Core Fixed Fund and the Institutional Core Plus Fund and annually, if any, for the Institutional Large Cap Growth Fund and Institutional Large Cap Analyst Fund. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. For the year ended January 31, 2002, the Institutional Core Fixed Fund and the Institutional Core Plus Fund have designated as long-term $116,174 and $107,532, and as ordinary income $1,574,162 and $2,365,193, respectively, of the distributions from net realized gains.

  Income dividends and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. The difference is primarily due to differing treatments for foreign currency transactions, paydown gain and losses, wash sale deferrals and premium/amortization on fixed income securities.

  F. FEDERAL INCOME TAX
  No provision for Federal income taxes is necessary because the Funds have elected to qualify under Subchapter M of the Internal Revenue Code and their policy is to distribute all of their taxable income, including realized capital gains, within the prescribed time periods. At January 31, 2002, the Institutional Large Cap Growth Fund had a capital loss carry forward of $243,142 available, to the extent provided in regulations, to offset future capital gains which expires on January 31, 2010.

  In order to meet certain excise tax distribution requirements under Section 4982 of the Internal Revenue Code, the Funds are required to measure and distribute annually, if necessary, net capital gains realized during a twelve-month period ending October 31. In this connection, the Funds are permitted to defer into their next fiscal year any net capital losses incurred between each November 1 and the end of their fiscal years. From November 1, 2000 through January 31, 2001, the Institutional Large Cap Growth Fund incurred net capital losses of $32,584 and has deferred and treated such losses as arising in the fiscal year ended January 31, 2002. From November 1, 2001 through January 31, 2002, the Institutional Large Cap Growth Fund and the Institutional Large Cap Analyst Fund incurred net capital losses of approximately $133,000 and $42,000, respectively, and intend to defer and treat such losses as arising in the fiscal year ended January 31, 2003.

  G. ESTIMATES
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

  H. FUTURES
  The Funds may enter into future contracts as a hedge against unfavorable market conditions and to enhance income. The Funds will not purchase any futures contract if, after such purchase, more than one-third of net assets would be represented by long futures contracts. The Funds will limit their risks by entering into a futures position only if it appears to be a liquid investment.

  Upon entering into a futures contract, the Funds deposit with the selling broker sufficient cash or U.S. government securities to meet the minimum "initial margin" requirements. Thereafter, the Funds receive from or pay to the broker cash or U.S. Government securities equal to the daily fluctuation in value of the contract ("variation margin"), which is recorded as unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

  The potential risk to each Fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise in changes from the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform.

  I. SECURITIES LENDING
  The Funds may seek additional income by lending portfolio securities to qualified institutions. The Funds will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the Funds could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Funds will bear the loss. The entire amount of the collateral is invested in State Street Navigator Securities Lending Prime Portfolio. At January 31, 2002, the value of the securities loaned and the value of the collateral were as follows:

                                                    MARKET VALUE     COLLATERAL
                                                    ------------     ----------
       Institutional Core Fixed Fund                $ 4,952,174     $ 5,075,527
       Institutional Core Plus Fund                 $ 1,450,184     $ 1,525,760
       Institutional Large Cap Growth Fund          $ 1,460,071     $ 1,494,354

  During the year ended January 31, 2002, income from securities lending for the Institutional Core Fixed Fund, the Institutional Core Plus Fund and the Institutional Large Cap Growth Fund amounted to $7,707, $8,521, $806, respectively. There were no loaned securities for the Institutional Large Cap Analyst Fund.

  J. CHANGE IN ACCOUNTING PRINCIPLE
  Effective February 1, 2001, the Funds have adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on all fixed income securities. Prior to February 1, 2001, the funds did not amortize premium on fixed income securities. The cumulative effect of this accounting change had no impact on the Funds' total net assets, but resulted in a $321 and $744 reduction in cost of securities and a $321 and $744 decrease in undistributed net investment income for Institutional Core Fixed Fund and Institutional Core Plus Fund respectively, based on securities held by the fund on February 1, 2001.

  The effect of this change for the year ended January 31, 2002 was to decrease net investment income by $57,604 and $73,360, decrease net unrealized appreciation by $40,863 and $49,036 and decrease net realized losses by $16,741 and $24,324 for the Institutional Core Fixed Fund and the Institutional Core Plus Fund, respectively. The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in policy.

NOTE 2
The Trust and the Adviser entered into an agreement under which the Adviser earned monthly fees at an annual rate of 0.40%, 0.40% and 0.55% of the average daily net assets for the Institutional Core Fixed Fund, the Institutional Core Plus Fund and the Institutional Large Cap Growth Fund, respectively, from February 1, 2001 to December 16, 2001. Effective December 17, 2001, the management fees for the Institutional Core Fixed Fund, the Institutional Core Plus Fund and the Institutional Large Cap Growth Fund were reduced. Effective December 17, 2001, the Funds were charged monthly fees at an annual rate of 0.25%, 0.30%, 0.45% and 0.45% of the average daily net assets for the Institutional Core Fixed Fund, the Institutional Core Plus Fund, the Institutional Large Cap Growth Fund and the Institutional Large Cap Analyst Fund, respectively. In consideration of these fees, the Adviser furnishes the Funds with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management including accounting and legal services, custodial services and all other routine expenses incurred in connection with managing the business and affairs of the Funds. During the year ended January 31, 2002, the fees pursuant to such agreement amounted to $99,648, $142,896, $7,144 and $2,724 for the Institutional Core Fixed Fund, the Institutional Core Plus Fund, the Institutional Large Cap Growth Fund and the Institutional Large Cap Analyst Fund, respectively. The Funds are charged for expenses directly attributable to them, while indirect expenses are allocated among all funds in the Trust.

NOTE 3
The Adviser has contractually agreed to waive a portion of the management fees and bear or reimburse certain other expenses until termination of such agreement. During the year ended January 31, 2002, the amounts of such expenses waived and reimbursed by the Adviser were $44,439, $68,842, and $2,165 for the Institutional Core Fixed

Fund, the Institutional Core Plus Fund, and the Institutional Large Cap Growth Fund, respectively. Pursuant to an Amended and Restated Fee Waiver and Expense Agreement, the Adviser agrees, with respect to the expense limitation applicable to each Fund, to waive a portion of its fee under the Advisory Agreement, reimburse the Fund or directly pay expenses, such that the annual expense limitation for a Fund will not be exceeded. The annual expense limitations are 0.25% for the Institutional Core Fixed Fund, 0.30% for the Institutional Core Plus Fund, 0.45% for the Institutional Large Cap Growth Fund and the Institutional Large Cap Analyst Fund and 0.70% for the Institutional Concentrated International Equity Fund, and do not include brokerage commissions and other investment-related costs, extraordinary, non-recurring and certain other unusual expenses (including taxes, litigation expenses and other extraordinary legal expenses), securities lending fees and expenses and interest expense. The Amended and Restated Fee Waiver and Expense Agreement will continue in effect until at least June 1, 2004, In addition, pursuant to an existing Fee Waiver and Expense Limitation Agreement, which runs through June 1, 2002, the Adviser agrees, with respect to the expense limitation applicable to certain Funds, to waive a portion of its fee under the Advisory Agreement, reimburse the Fund or directly pay expenses, such that the expense limitation for a Fund will not be exceeded. The management fee limitations are 0.20% for the Institutional Core Fixed Fund and the Institutional Core Plus Fund and 0.35% for the Institutional Large Cap Growth Fund and do not include shareholder service fees, brokerage commissions, hedging transaction fees and other investment related costs, extraordinary, non-recurring and certain other unusual expenses such as taxes, litigation expense and other extraordinary legal expenses, securities lending fees and expenses and transfer taxes.

NOTE 4
For the year ended January 31, 2002, purchases and sales of securities, exclusive of short-term obligations and forward foreign currency exchange contracts, were as follows:

                                                         PURCHASES            SALES
                                                         ---------            -----
                Institutional Core Fixed Fund           $138,213,581      $ 85,564,761
                Institutional Core Plus Fund            $178,288,512      $126,947,315
                Institutional Large Cap Growth Fund     $  7,999,808      $  2,180,633
                Institutional Large Cap Analyst Fund    $  5,557,046      $    703,284

Purchases of $98,719,790 and $73,566,149 and sales of $74,933,324 and
$109,895,499 of U.S. Government obligations occurred in the Institutional Core Fixed Fund and Institutional Core Plus Fund, respectively.

NOTE 5
The Trust has entered into a Servicing Agreement with the Adviser under which the Adviser provides certain shareholder services to the Funds such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Funds. On December 17, 2001, all classes of shares of the Institutional Core Fixed Income Fund and the Institutional Core Plus Fund were consolidated into Class IV of said Fund, respectively, and all classes of shares of the Institutional Large-Cap Growth Fund were consolidated into Class III of that Fund; each Fund adopted the fee structure of the surviving class. Under the Agreement, from February 1, 2001 to December 16, 2001 the Funds paid annual shareholder service fees to the Adviser at a rate of 0.30%, 0.20%, 0.10% and 0.05% of average daily net assets for Class I, Class II, Class III and Class IV, respectively for the Institutional Core Fixed Fund, the Institutional Core Plus Fund and the Institutional Large Cap Growth Fund. Effective December 17, 2001 the shareholder service fees for the Institutional Core Fixed, the Institutional Core Plus and the Institutional Large Cap Growth Funds are 0.05%, 0.05% and 0.10% respectively.

STATE STREET RESEARCH INSTITUTIONAL
CORE FIXED INCOME FUND

NOTE 6
The Trustees have the authority to issue an unlimited number of shares of beneficial interest, no par value per share. At January 31, 2002, the Adviser owned 2,500 shares of each of the Institutional Core Fixed Fund and the Institutional Core Plus Fund and one share of the Institutional Large Cap Analyst Fund, and MetLife owned 1,012,968 shares of the Institutional Core Fixed Fund, 1,323,833 shares of the Institutional Core Plus Fund, 655,333 shares of the Institutional Large Cap Growth Fund, and 500,000 shares of the Institutional Large Cap Analyst Fund.

These transactions break down by share class as follows:

                                                                         YEARS ENDED JANUARY 31
                                                    -------------------------------------------------------------
                                                                2001                               2002
                                                    ------------------------------     --------------------------
                                                     SHARES               AMOUNT         SHARES         AMOUNT
                                                    --------           -----------     ----------     -----------
 CLASS I
 Shares sold                                         130,117           $ 1,335,001          1,845     $    19,187
 Issued upon reinvestment of
   dividends from net investment income               13,415               133,545          3,354          35,175
 Conversion to Class II                             (514,018)           (5,118,098)             -               -
 Shares redeemed to Class IV                               -                     -       (185,478)     (1,956,793)
                                                    --------           -----------     ----------     -----------
 NET DECREASE                                       (370,486)          $(3,649,552)      (180,279)    $(1,902,431)
                                                    ========           ===========     ==========     ===========

 CLASS II
 Issued upon reinvestment of
   dividends from net investment income               20,717           $   212,617         21,177     $   221,153
 Conversion from Class I                             514,018             5,118,098              -               -
 Shares redeemed to Class IV                               -                     -       (606,074)     (6,394,081)
                                                    --------           -----------     ----------     -----------
 NET INCREASE (DECREASE)                             534,735           $ 5,330,715       (584,897)    $(6,172,928)
                                                    ========           ===========     ==========     ===========

 CLASS III
 Shares sold                                               -                     -      1,900,176     $20,407,894
 Issued upon reinvestment of
   dividends from net investment income                    -                     -         24,898         266,127
 Shares redeemed to Class IV                               -                     -     (1,975,236)    (20,837,998)
                                                    --------           -----------     ----------     -----------
 NET DECREASE                                              -                     -        (50,162)    $  (163,977)
                                                    ========           ===========     ==========     ===========

 CLASS IV
 Shares sold                                               -                     -      2,860,087     $29,839,360
 Shares sold from Classes I, II, III                       -                     -      2,766,788      29,188,872
 Issued upon reinvestment of:
   Dividends from net investment income                    -                     -         25,253         262,598
   Distributions from capital gains                        -                     -         35,368         368,544
 Shares redeemed                                           -                     -           (968)        (10,167)
                                                    --------           -----------     ----------     -----------
 NET INCREASE                                              -                     -      5,686,528     $59,649,207
                                                    ========           ===========     ==========     ===========

ON DECEMBER 17, 2001, ALL SHARE CLASSES WERE CONSOLIDATED INTO CLASS IV. SEE FOOTNOTE 1.

                                                                         YEARS ENDED JANUARY 31
                                                    -------------------------------------------------------------
                                                                2001                               2002
                                                    ------------------------------      -------------------------
 CLASS I
 Issued upon reinvestment of
   distribution from capital gains                         -                     -             14     $       141
 Shares redeemed to Class IV                               -                     -        (50,292)       (523,538)
                                                    --------           -----------      ---------     -----------
 NET DECREASE                                              -                     -        (50,278)    $  (523,397)
                                                    ========           ===========      =========     ===========

 CLASS II
 Issued upon reinvestment of
   distribution from capital gains                         -                     -             14     $       141
 Shares redeemed to Class IV                               -                     -        (50,292)       (523,538)
                                                    --------           -----------      ---------     -----------
 NET DECREASE                                              -                     -        (50,278)    $  (523,397)
                                                    ========           ===========      =========     ===========

 CLASS III
 Issued upon reinvestment of
   distribution from capital gains                         -                     -             14     $       141
 Shares redeemed to Class IV                               -                     -        (50,292)       (523,538)
                                                    --------           -----------      ---------     -----------
 NET DECREASE                                              -                     -        (50,278)    $  (523,397)
                                                    ========           ===========      =========     ===========

 CLASS IV
 Shares sold                                               -                     -      4,931,089     $50,954,109
 Shares sold from Classes I, II, III                       -                     -        150,876     $ 1,570,614
 Issued upon reinvestment of:
   Dividend from net investment income                     -                     -        114,116       1,186,531
   Distribution from capital gains                         -                     -         51,824         518,236
 Shares redeemed                                           -                     -       (187,970)     (1,936,127)
                                                    --------           -----------      ---------     -----------
 NET INCREASE                                              -                     -      5,059,935     $52,293,363
                                                    ========           ===========      =========     ===========

ON DECEMBER 17, 2001, ALL SHARE CLASSES WERE CONSOLIDATED INTO CLASS IV. SEE FOOTNOTE 1.

STATE STREET RESEARCH INSTITUTIONAL
LARGE CAP GROWTH FUND

                                                                    YEARS ENDED JANUARY 31
                                                    ----------------------------------------------------
                                                                2001                      2002
                                                    ------------------------    ------------------------
                                                     SHARES          AMOUNT      SHARES         AMOUNT
                                                    --------        --------    --------      ----------
 CLASS I
 Shares sold                                             386        $  4,806           -               -
 Issued upon reinvestment of
   distribution from capital gains                     1,494          16,478           -               -
 Shares redeemed to Class III                              -               -     (26,890)     $ (195,759)
                                                    --------        --------    --------      ----------
 NET INCREASE (DECREASE)                               1,880        $ 21,284     (26,890)     $ (195,759)
                                                    ========        ========    ========      ==========

 CLASS II
 Issued upon reinvestment of
   distribution from capital gains                     1,471        $ 16,320           -               -
 Shares redeemed to Class III                              -               -     (26,481)     $ (192,782)
                                                    --------        --------    --------      ----------
 NET INCREASE (DECREASE)                               1,471        $ 16,320     (26,481)     $ (192,782)
                                                    ========        ========    ========      ==========

 CLASS III
 Shares sold                                               -               -     792,940      $5,776,836
 Shares sold from Classes I, II, III                       -               -      82,497         600,578
 Issued upon reinvestment of
   distribution from capital gains                     1,471        $ 16,320           -               -
                                                    --------        --------    --------      ----------
 NET INCREASE                                          1,471        $ 16,320     875,437      $6,377,414
                                                    ========        ========    ========      ==========

 CLASS IV
 Shares sold                                             145        $  1,429           -               -
 Issued upon reinvestment of
   distribution from capital gains                     1,471          16,386           -               -
 Shares redeemed to Class III                              -               -     (29,126)     $ (212,037)
                                                    --------        --------    --------      ----------
NET INCREASE (DECREASE)                                1,616        $ 17,815     (29,126)     $ (212,037)
                                                    ========        ========    ========      ==========

ON DECEMBER 17, 2001, ALL SHARE CLASSES WERE CONSOLIDATED INTO CLASS III. SEE FOOTNOTE 1.

STATE STREET RESEARCH INSTITUTI0NAL
LARGE CAP ANALYST FUND

                                       DECEMBER 17, 2001
                                (COMMENCEMENT OF OPERATIONS)
                                               TO
                                        JANUARY 31, 2002
                                ----------------------------
                                 SHARES             AMOUNT
                                --------          ----------
Shares sold                      500,001          $5,000,010
                                --------          ----------
NET INCREASE                     500,001          $5,000,010
                                ========          ==========

STATE STREET RESEARCH
INSTITUTIONAL CORE FIXED INCOME FUND
AND INSTITUTIONAL CORE PLUS FIXED INCOME FUND

Financial Highlights

For a share outstanding throughout each year.(1)

                                                                STATE STREET RESEARCH INSTITUTIONAL CORE FIXED INCOME FUND
                                                                ----------------------------------------------------------
                                                                    AUGUST 2, 1999
                                                                  (COMMENCEMENT OF           YEARS ENDED JANUARY 31
                                                                    OPERATIONS) TO        -----------------------------
                                                                  JANUARY 31, 2000(6)      2001(6)          2002(5,7)
                                                                  -------------------     ----------       ------------
NET ASSET VALUE, BEGINNING OF YEAR ($)                                       10.00              9.86              10.40
                                                                            ------            ------             ------
Net investment income ($)*                                                    0.30              0.67               0.55
Net realized and unrealized gain (loss) on
   investments, foreign currency, forward contracts
   and futures contracts ($)                                                 (0.17)             0.56               0.23
                                                                            ------            ------             ------
TOTAL FROM INVESTMENT OPERATIONS ($)                                          0.13              1.23               0.78
                                                                            ------            ------             ------
Dividends from net investment income ($)                                     (0.24)            (0.69)             (0.52)
Distributions from capital gains ($)                                         (0.03)                -              (0.10)
                                                                            ------            ------             ------
TOTAL DISTRIBUTIONS ($)                                                      (0.27)            (0.69)             (0.62)
                                                                            ------            ------             ------

NET ASSET VALUE, END OF YEAR ($)                                              9.86             10.40              10.56
                                                                            ======            ======             ======
Total return (%)(2)                                                           1.28(3)          12.87               7.71
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year ($ thousands)                                      8,435             8,892             69,106
Expense ratio (%)*                                                            0.25(4)           0.25               0.25
Ratio of net investment income to average net assets (%)*                     5.93(4)           6.65               4.47
Portfolio turnover rate (%)                                                 213.41            327.36             314.06
*Reflects voluntary reduction of expenses of these amounts (%)                0.75(4)           0.20               0.14

                                                             STATE STREET RESEARCH INSTITUTIONAL CORE PLUS FIXED INCOME FUND
                                                             ---------------------------------------------------------------
                                                                    AUGUST 2, 1999
                                                                  (COMMENCEMENT OF           YEARS ENDED JANUARY 31
                                                                    OPERATIONS) TO        -----------------------------
                                                                  JANUARY 31, 2000(6)       2001(6)          2002(5,7)
                                                                  -------------------     ----------       ------------
NET ASSET VALUE, BEGINNING OF YEAR ($)                                       10.00              9.86              10.35
                                                                            ------            ------             ------
Net investment income ($)*                                                    0.31              0.69               0.59
Net realized and unrealized gain on
   investments, foreign currency, forward contracts
   and futures contracts ($)                                                 (0.14)             0.54               0.15
                                                                            ------            ------             ------
TOTAL FROM INVESTMENT OPERATIONS ($)                                          0.17              1.23               0.74
                                                                            ------            ------             ------
Dividends from net investment income ($)                                     (0.26)            (0.74)             (0.59)
Distributions from capital gains ($)                                         (0.05)                -              (0.13)
                                                                            ------            ------             ------
TOTAL DISTRIBUTIONS ($)                                                      (0.31)            (0.74)             (0.72)
                                                                            ------            ------             ------

NET ASSET VALUE, END OF YEAR ($)                                              9.86             10.35              10.37
                                                                            ======            ======             ======
Total return (%)(2)                                                           1.72(3)          12.93               7.45
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year ($ thousands)                                     11,426            11,987             64,477
Expense ratio (%)*                                                            0.25(4)           0.25               0.25
Ratio of net investment income to average net assets (%)*                     6.13(4)           6.84               5.55
Portfolio turnover rate (%)                                                 234.12            323.47             353.92
*Reflects voluntary reduction of expenses of these amounts (%)                0.81(4)           0.20               0.18

--------------------------------------------------------------------------------

(1) PER-SHARE FIGURES HAVE BEEN CALCULATED USING THE AVERAGE SHARES METHOD.
(2) TOTAL RETURN WOULD BE LOWER IF THE DISTRIBUTOR AND ITS AFFILIATES HAD NOT REDUCED A PORTION OF THE FUND'S EXPENSES.
(3) NOT ANNUALIZED.
(4) ANNUALIZED.
(5) EFFECTIVE FEBRUARY 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE, AUDIT OF INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUM ON ALL FIXED INCOME SECURITIES. PRIOR TO FEBRUARY 1, 2001, THE FUND DID NOT AMORTIZE PREMIUM ON FIXED INCOME SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED JANUARY 31, 2002 WAS TO DECREASE NET INVESTMENT INCOME PER SHARE BY $.02 AND $.02, INCREASE NET REALIZED GAIN PER SHARE BY $.02 AND $.02, AND DECREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS BY 0.21% AND 0.20% FOR THE INSTITUTIONAL CORE FIXED FUND AND THE INSTITUTIONAL CORE PLUS FUND, RESPECTIVELY. THE STATEMENT OF CHANGES AND FINANCIAL HIGHLIGHTS FOR PERIODS PRIOR TO FEBRUARY 1, 2001 HAVE NOT BEEN RESTATED FOR THIS CHANGE IN POLICY.
(6) REPRESENTS PER-SHARE FIGURES FOR CLASS IV. SEE FOOTNOTE 1.
(7) REPRESENTS PER-SHARE FIGURES FOR ALL CLASSES THROUGH DECEMBER 16, 2001, AND THEN ONE CLASS EFFECTIVE DECEMBER 17, 2001.

STATE STREET RESEARCH
INSTITUTIONAL LARGE CAP GROWTH FUND
AND INSTITUTIONAL LARGE CAP ANALYST FUND

                                                                STATE STREET RESEARCH INSTITUTIONAL LARGE CAP GROWTH FUND
                                                                ---------------------------------------------------------
                                                                    AUGUST 2, 1999
                                                                   (COMMENCEMENT OF          YEARS ENDED JANUARY 31
                                                                    OPERATIONS) TO        -----------------------------
                                                                  JANUARY 31, 2000(5)      2001(5)          2002(6)
                                                                  -------------------     ----------       ------------
NET ASSET VALUE, BEGINNING OF YEAR ($)                                       10.00             12.33              10.16
                                                                            ------            ------             ------
Net investment income (loss) ($)*                                             0.01             (0.00)              0.02
Net realized and unrealized gain (loss) on investments                        2.32             (1.14)             (3.26)
                                                                            ------            ------             ------
TOTAL FROM INVESTMENT OPERATIONS ($)                                          2.33             (1.14)             (3.24)
                                                                            ------            ------             ------
Dividends from net investment income ($)                                         -             (0.38)                 -
Distributions from capital gains ($)                                             -             (0.65)                 -
                                                                            ------            ------             ------
TOTAL DISTRIBUTIONS ($)                                                          -             (1.03)                 -
                                                                            ------            ------             ------

NET ASSET VALUE, END OF YEAR ($)                                             12.33             10.16               6.92
                                                                            ======            ======             ======
Total return (%)(2)                                                          23.30(3)          (9.91)            (31.89)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year ($ thousands)                                        308               269              6,240
Expense ratio (%)*                                                            0.45(4)           0.45               0.45
Ratio of net investment income (loss) to average net assets (%)*              0.09(4)          (0.01)              0.29
Portfolio turnover rate (%)                                                  41.57             82.83             140.04
*Reflects voluntary reduction of expenses of these amounts (%)                7.25(4)           0.20               0.15

                                                                STATE STREET RESEARCH INSTITUTIONAL LARGE CAP ANALYST FUND
                                                                ----------------------------------------------------------
                                                                                                       DECEMBER 17, 2001
                                                                                                       (COMMENCEMENT OF
                                                                                                        OPERATIONS) TO
                                                                                                       JANUARY 31, 2002
                                                                                                       -----------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                                                                          10.00
                                                                                                                  -----
Net investment income ($)                                                                                          0.01
Net realized and unrealized loss on investments                                                                   (0.29)
                                                                                                                  -----
TOTAL FROM INVESTMENT OPERATIONS ($)                                                                              (0.28)
                                                                                                                  -----
NET ASSET VALUE, END OF PERIOD ($)                                                                                 9.72
                                                                                                                  =====
Total return (%)                                                                                                  (2.80)(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)                                                                         4,862
Expense ratio (%)                                                                                                  0.45(4)
Ratio of net investment income to average net assets (%)                                                           1.06(4)
Portfolio turnover rate (%)                                                                                       14.57

--------------------------------------------------------------------------------

(1) PER-SHARE FIGURES HAVE BEEN CALCULATED USING THE AVERAGE SHARES METHOD.
(2) TOTAL RETURN WOULD BE LOWER IF THE DISTRIBUTOR AND ITS AFFILIATES HAD NOT REDUCED A PORTION OF THE FUND'S EXPENSES.
(3) NOT ANNUALIZED.
(4) ANNUALIZED.
(5) REPRESENTS PER-SHARE FIGURES FOR CLASS III. SEE FOOTNOTE 1.
(6) REPRESENTS PER-SHARE FIGURES FOR ALL CLASSES THROUGH DECEMBER 16, 2001, AND THEN ONE CLASS EFFECTIVE DECEMBER 17, 2001.

Report of Independent Accountants


To the Trustees of the State Street Research Institutional Funds and the Shareholders of State Street Research Institutional Core Fixed Income Fund, State Street Research Institutional Core Plus Fixed Income Fund, State Street Research Institutional Large Cap Growth Fund and State Street Research Institutional Large Cap Analyst Fund:

In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and financial highlights present fairly, in all material respects, the financial position of State Street Research Institutional Core Fixed Income Fund, State Street Research Institutional Core Plus Fixed Income Fund, State Street Research Institutional Large Cap Growth Fund and State Street Research Institutional Large Cap Analyst Fund (the "Funds") at January 31, 2002, the results of their operations, changes in their net assets and financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at January 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
Boston, Massachusetts
March 20, 2002

                                                                                    NUMBER OF FUNDS IN
NAME, ADDRESS      POSITION(S) HELD   TERM OF OFFICE   PRINCIPAL OCCUPATIONS DURING    FUND COMPLEX       OTHER DIRECTORSHIPS HELD
 AND AGE (a)            WITH FUND     AND LENGTH OF         PAST 5 YEARS               OVERSEEN BY            BY TRUSTEE/OFFICER
                                      TIME SERVED (b)                                TRUSTEE/OFFICER (c)
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
James M. Storey       Trustee          Since 1999      Attorney; formerly, Partner,         28           SEI Investments Funds
(70)                                                   Dechert (law firm)                                (consisting of 104
                                                                                                         portfolios); The
                                                                                                         Massachusetts Health &
                                                                                                         Education Tax-Exempt Trust

Robert A. Lawrence    Trustee          Since 1999      Retired; formerly, Partner,           5           None
(75)                                                   Saltonstall & Co. (private
                                                       investment firm)
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED
TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
Richard S. Davis      Trustee          Since 2000      Chairman of the Board,               28           None
(56)                                                   President and Chief Executive
                                                       Officer of State Street
                                                       Research & Management Company;
                                                       previously, Senior Vice
                                                       President, Fixed Income
                                                       Investments, Metropolitan Life
                                                       Insurance Company and Managing
                                                       Director, J.P. Morgan Investment
                                                       Management
-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
Christopher C. Abbott Vice President   Since 2001      Executive Vice President of           5           None
(45)                                                   State Street Research &
                                                       Management Company; formerly,
                                                       Senior Managing Director,
                                                       Pioneer Investments; and
                                                       Northeast Team Leader,
                                                       Institutional Management Group,
                                                       Putnam Investments

Maureen G. Depp       Vice President   Since 2001      Senior Vice President of State        9           None
(47)                                                   Street Research &
                                                       Management Company; formerly,
                                                       Vice President for State Street
                                                       Research & Management Company
                                                       and analyst, Wellington
                                                       Management

Donald G. DeVeuve     Vice President   Since 2001      Vice President of State Street       11           None
(45)                                                   Research & Management Company

Bruce A. Ebel (45)    Vice President   Since 1999      Senior Vice President of State        9           None
                                                       Street Research & Management
                                                       Company; formerly, Vice
                                                       President and portfolio
                                                       manager, Loomis, Sayles &
                                                       Company, L.P.

Rosalina Feliciano    Vice President   Since 2001      Vice President of State Street       11           None
(38)                                                   Research & Management Company

Evan S. Grace (32)    Vice President   Since 2001      Vice President of State Street        5           None
                                                       Research & Management Company

Clifford Krauss (47)  Vice President   Since 2001      Senior Vice President of State        5           None
                                                       Street Research & Management
                                                       Company; formerly, Director,
                                                       U.S. Equity Research and
                                                       Managing Director, Trust
                                                       Company of the West; and
                                                       Manager of U.S Equity Research
                                                       and portfolio manager, Eaton
                                                       Vance Management

Knut Langholm (42)    Vice President   Since 2000      Vice President of State Street        5           None
                                                       Research & Management Company

John S. Lombardo (47) Vice President   Since 2001      Executive Vice President and         28           None
                                                       Chief Financial Officer of
                                                       State Street Research &
                                                       Management Company; formerly,
                                                       Senior Vice President, Product
                                                       and Financial Management,
                                                       MetLife Auto & Home



                                                                                    NUMBER OF FUNDS IN
NAME, ADDRESS      POSITION(S) HELD   TERM OF OFFICE   PRINCIPAL OCCUPATIONS DURING    FUND COMPLEX       OTHER DIRECTORSHIPS HELD
 AND AGE (a)           WITH FUND      AND LENGTH OF         PAST 5 YEARS               OVERSEEN BY            BY TRUSTEE/OFFICER
                                      TIME SERVED (b)                                TRUSTEE/OFFICER (c)
-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
Mark A. Marinella     Vice President   Since 1999      Executive Vice President of          17           None
(43)                                                   State Street Research &
                                                       Management Company; formerly,
                                                       Senior Vice President of State
                                                       Street Research & Management
                                                       Company; and principal and
                                                       senior portfolio manager, STW
                                                       Fixed Income Management Ltd.

Eleanor H. Marsh (42) Vice President   Since 2001      Vice President of State Street       11           None
                                                       Research & Management Company;
                                                       formerly, analyst and portfolio
                                                       manager, Evergreen Investment
                                                       Management Company

Jeffrey A. Rawlins    Vice President   Since 1999      Senior Vice President of State        5           None
(39)                                                   Street Research & Management
                                                       Company

Dan R. Strelow (42)   Vice President   Since 2001      Executive Vice President of           5           None
                                                       State Street Research &
                                                       Management Company; formerly,
                                                       Senior Vice President, State
                                                       Street Research & Management
                                                       Company

Benjamin W.           Vice President   Since 2001      Senior Vice President of State        5           None
Thorndike (45)                                         Street Research & Management
                                                       Company; formerly, Managing
                                                       Director, Scudder Kemper
                                                       Investments

James M. Weiss (55)   Vice President   Since 1999      Executive Vice President and         26           None
                                                       Director of State Street
                                                       Research & Management Company;
                                                       formerly, Senior Vice
                                                       President, State Street
                                                       Research & Management Company

Elizabeth M. Westvold Vice President   Since 1999      Senior Vice President of State        9           None
(40)                                                   Street Research & Management
                                                       Company

Kennard P.            Vice President   Since 1999      Senior Vice President of State       16           None
Woodworth, Jr. (61)                                    Street Research & Management
                                                       Company

Douglas A. Romich     Treasurer        Since 2001      Senior Vice President and            28           None
(45)                                                   Treasurer of State Street
                                                       Research & Management Company;
                                                       formerly, Vice President and
                                                       Assistant Treasurer of State
                                                       Street Research & Management
                                                       Company

Francis J. McNamara,  Secretary        Since 1999      Executive Vice President,            28           None
III (46)                                               General  Counsel and
                                                       Secretary of State Street
                                                       Research & Management Company;
                                                       formerly, Senior Vice President
                                                       of State Street Research &
                                                       Management Company
-----------------------------------------------------------------------------------------------------------------------------------

THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION INCLUDES FURTHER INFORMATION ABOUT THE FUNDS' TRUSTEES, AND IS AVAILABLE WITHOUT CHARGE, BY CONTACTING STATE STREET RESEARCH, ONE FINANCIAL CENTER, BOSTON, MASSACHUSETTS 02111-2690, OR BY CALLING TOLL-FREE 1-800-531-0131.

(a) The address of each person is c/o State Street Research & Management Company, One Financial Center, Boston, MA 02111-2690.

(b) A Trustee serves until he or she retires, resigns or is removed as provided in the master trust agreement of the respective Trust. Each Trust has adopted a mandatory retirement age of 72 (for Trustees age 72 or more at the time of the Trust's inception, he or she is required to retire by August
    2002). Each officer holds office until he or she resigns, is removed or a successor is elected.

(c) Includes all series of 11 investment companies for which State Street Research & Management Company has served as sole investment adviser and all series of Metropolitan Series Fund, Inc. The primary adviser to Metropolitan Series Fund, Inc. is MetLife Advisers, LLC, which has retained State Street Research & Management Company as sub-adviser to certain series of Metropolitan Series Fund, Inc.

This report must be preceded or accompanied by a current State Street Research Institutional Fund prospectus. To obtain a prospectus for any State Street Research Institutional fund call 1-800-531-0131. The prospectus contains more complete information, including sales charges and expenses. Please read the prospectus carefully before investing.

(c) 2002 State Street Research Investment Services, Inc., One Financial Center, Boston, MA 02111-2690